UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Pathfinder Aggressive (in thousands)	MARCH 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Growth	1,092	$14,577
Ivy Funds VIP International Core Equity	427	8,546
Ivy Funds VIP International Growth	1,293	12,856
Ivy Funds VIP Limited-Term Bond	2,591	12,706
Ivy Funds VIP Mid Cap Growth	634	6,883
Ivy Funds VIP Money Market	8,465	8,465
Ivy Funds VIP Small Cap Growth (A)	507	6,911
Ivy Funds VIP Small Cap Value	380	7,801
Ivy Funds VIP Value	860	6,892

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$85,637
(Cost: $75,291)

SHORT-TERM SECURITIES – 0.7%	Principal
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (B)	$580	$580

(Cost: $580)

TOTAL INVESTMENT SECURITIES – 100.0%		$86,217
(Cost: $75,871)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		16

NET ASSETS – 100.0%		$86,233

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$85,637	$—	$—
Short-Term Securities	—	580	—
Total	$85,637	$580	$—

As of March 31, 2014, there were no transfers between any levels during the period.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$75,871
Gross unrealized appreciation	10,346
Gross unrealized depreciation	—
Net unrealized appreciation	$10,346

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive (in thousands)	MARCH 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	17,832	$164,579
Ivy Funds VIP Growth	9,849	131,433
Ivy Funds VIP International Core Equity	5,456	109,168
Ivy Funds VIP International Growth	11,012	109,477
Ivy Funds VIP Limited-Term Bond	33,102	162,301
Ivy Funds VIP Mid Cap Growth	3,036	32,971
Ivy Funds VIP Money Market	216,253	216,253
Ivy Funds VIP Small Cap Growth (A)	4,859	66,207
Ivy Funds VIP Small Cap Value	3,240	66,430
Ivy Funds VIP Value	4,121	33,011

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$1,091,830
(Cost: $941,636)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (B)	$405	405

(Cost: $405)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,092,235
(Cost: $942,041)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		139

NET ASSETS – 100.0%		$1,092,374

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,091,830	$—	$—
Short-Term Securities	—	405	—
Total	$1,091,830	$405	$—

There were no transfers between any levels during the period ended March 31, 2014.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$942,041
Gross unrealized appreciation	150,194
Gross unrealized depreciation	—
Net unrealized appreciation	$150,194

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	MARCH 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	15,049	$138,901
Ivy Funds VIP Growth	8,312	110,925
Ivy Funds VIP International Core Equity	2,302	46,067
Ivy Funds VIP International Growth	9,294	92,395
Ivy Funds VIP Limited-Term Bond	27,937	136,977
Ivy Funds VIP Mid Cap Growth	1,708	18,551
Ivy Funds VIP Money Market	273,767	273,767
Ivy Funds VIP Small Cap Growth (A)	3,417	46,564
Ivy Funds VIP Small Cap Value	1,367	28,032
Ivy Funds VIP Value	3,478	27,861

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$920,040
(Cost: $812,399)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (B)	$421	421

(Cost: $421)

TOTAL INVESTMENT SECURITIES – 99.9%		$920,461
(Cost: $812,820)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		135

NET ASSETS – 100.0%		$920,596

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$920,040	$—	$—
Short-Term Securities	—	421	—
Total	$920,040	$421	$—

There were no transfers between any levels during the period ended March 31, 2014.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$812,820

Gross unrealized appreciation	108,500
Gross unrealized depreciation	(859)

Net unrealized appreciation	$107,641

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	MARCH 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,225	$38,991
Ivy Funds VIP Growth	2,692	35,928
Ivy Funds VIP International Core Equity	746	14,921
Ivy Funds VIP International Growth	1,505	14,963
Ivy Funds VIP Limited-Term Bond	12,065	59,154
Ivy Funds VIP Mid Cap Growth	553	6,009
Ivy Funds VIP Money Market	103,451	103,451
Ivy Funds VIP Small Cap Growth (A)	885	12,065
Ivy Funds VIP Small Cap Value	148	3,027
Ivy Funds VIP Value	1,127	9,024

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$297,533
(Cost: $270,330)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (B)	$573	573

(Cost: $573)

TOTAL INVESTMENT SECURITIES – 100.0%		$298,106
(Cost: $270,903)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		16

NET ASSETS – 100.0%		$298,122

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$297,533	$—	$—
Short-Term Securities	—	573	—
Total	$297,533	$573	$—

There were no transfers between any levels during the period ended March 31, 2014.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$270,903

Gross unrealized appreciation	27,363
Gross unrealized depreciation	(160)

Net unrealized appreciation	$27,203

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	MARCH 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,706	$15,742
Ivy Funds VIP Growth	996	13,297
Ivy Funds VIP International Core Equity	301	6,024
Ivy Funds VIP Limited-Term Bond	4,871	23,883
Ivy Funds VIP Mid Cap Growth	112	1,213
Ivy Funds VIP Money Market	53,701	53,701
Ivy Funds VIP Small Cap Growth (A)	268	3,653
Ivy Funds VIP Value	303	2,429

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$119,942
(Cost: $111,703)

SHORT-TERM SECURITIES – 0.7%	Principal
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (B)	$855	$855

(Cost: $855)

TOTAL INVESTMENT SECURITIES – 100.2%		$120,797
(Cost: $112,558)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(256)

NET ASSETS – 100.0%		$120,541

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$119,942	$—	$—
Short-Term Securities	—	855	—
Total	$119,942	$855	$—

As of March 31, 2014, there were no transfers between any levels during the period.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$112,558
Gross unrealized appreciation	8,343
Gross unrealized depreciation	(104)
Net unrealized appreciation	$8,239

SCHEDULE OF INVESTMENTS Pathfinder Moderate - Managed Volatility (in thousands)	MARCH 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,016	$9,373
Ivy Funds VIP Growth	561	7,486
Ivy Funds VIP International Core Equity	155	3,109
Ivy Funds VIP International Growth	627	6,236
Ivy Funds VIP Limited-Term Bond	1,886	9,247
Ivy Funds VIP Mid Cap Growth	115	1,252
Ivy Funds VIP Money Market	18,481	18,481
Ivy Funds VIP Small Cap Growth (A)	231	3,142
Ivy Funds VIP Small Cap Value	92	1,892
Ivy Funds VIP Value	235	1,880

TOTAL AFFILIATED MUTUAL FUNDS – 96.9%		$62,098
(Cost: $61,025)

SHORT-TERM SECURITIES – 4.4%	Principal
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (B)	$2,818	2,818

(Cost: $2,818)

TOTAL INVESTMENT SECURITIES – 101.3%		$64,916
(Cost: $63,843)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(857)

NET ASSETS – 100.0%		$64,059

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at March 31, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized (Depreciation)
E-mini S&P 500 Index	Long	6-20-14	7	$653	$(2)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$62,098	$—	$—
Short-Term Securities	—	2,818	—
Total	$62,098	$2,818	$—
Liabilities
Futures Contracts	$2	$—	$—

There were no transfers between any levels during the period ended March 31, 2014.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$63,843
Gross unrealized appreciation	1,073
Gross unrealized depreciation	—
Net unrealized appreciation	$1,073

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive – Managed Volatility (in thousands)	MARCH 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	352	$3,249
Ivy Funds VIP Growth	194	2,596
Ivy Funds VIP International Core Equity	108	2,156
Ivy Funds VIP International Growth	217	2,162
Ivy Funds VIP Limited-Term Bond	654	3,205
Ivy Funds VIP Mid Cap Growth	60	651
Ivy Funds VIP Money Market	4,271	4,271
Ivy Funds VIP Small Cap Growth (A)	96	1,307
Ivy Funds VIP Small Cap Value	64	1,312
Ivy Funds VIP Value	81	652

TOTAL AFFILIATED MUTUAL FUNDS – 96.9%		$21,561
(Cost: $21,036)

SHORT-TERM SECURITIES – 3.1%	Principal
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (B)	$701	$701

(Cost: $701)

TOTAL INVESTMENT SECURITIES – 100.0%		$22,262
(Cost: $21,737)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(4)

NET ASSETS – 100.0%		$22,258

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at March 31, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini S&P 500 Index	Long	6-20-14	2	$186	$(1)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$21,561	$—	$—
Short-Term Securities	—	701	—
Total	$21,561	$701	$—
Liabilities
Futures Contracts	$1	$—	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$21,737
Gross unrealized appreciation	528
Gross unrealized depreciation	(3)
Net unrealized appreciation	$525

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative – Managed Volatility (in thousands)	MARCH 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	205	$1,895
Ivy Funds VIP Growth	131	1,746
Ivy Funds VIP International Core Equity	36	725
Ivy Funds VIP International Growth	73	727
Ivy Funds VIP Limited-Term Bond	586	2,875
Ivy Funds VIP Mid Cap Growth	27	292
Ivy Funds VIP Money Market	5,027	5,027
Ivy Funds VIP Small Cap Growth (A)	43	586
Ivy Funds VIP Small Cap Value	7	147
Ivy Funds VIP Value	55	439

TOTAL AFFILIATED MUTUAL FUNDS – 96.8%		$14,459
(Cost: $14,104)

SHORT-TERM SECURITIES – 3.1%	Principal
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (B)	$469	$469

(Cost: $469)

TOTAL INVESTMENT SECURITIES – 99.9%		$14,928
(Cost: $14,573)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		5

NET ASSETS – 100.0%		$14,933

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at March 31, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini S&P 500 Index	Long	6-20-14	1	$93	$—	*

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1		Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$14,459		$—	$—
Short-Term Securities	—		469	—
Total	$14,459		$469	$—
Liabilities
Futures Contracts	$—	*	$—	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$14,573
Gross unrealized appreciation	355
Gross unrealized depreciation	—
Net unrealized appreciation	$355

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.3%
Omnicom Group, Inc. (A)	71	$5,184

Aerospace & Defense – 1.1%
Boeing Co. (The) (B)	99	12,385
Precision Castparts Corp.	24	6,092

		18,477

Airlines – 0.4%
Japan Airlines Corp. (C)	134	6,615

Application Software – 1.6%
Adobe Systems, Inc. (A)(B)	150	9,835
Intuit, Inc.	225	17,490

		27,325

Asset Management & Custody Banks – 2.3%
Apollo Global Management LLC	257	8,166
Blackstone Group L.P. (The)	574	19,096
KKR & Co. L.P.	538	12,292

		39,554

Auto Parts & Equipment – 1.0%
Continental AG (C)	73	17,561

Automobile Manufacturers – 3.7%
Bayerische Motoren Werke AG (B)(C)	151	18,996
DaimlerChrysler AG, Registered Shares (C)	153	14,486
Fuji Heavy Industries Ltd. (C)	585	15,830
Toyota Motor Corp. (C)	237	13,366

		62,678

Biotechnology – 1.9%
Amgen, Inc.	100	12,272
Biogen Idec, Inc. (A)	27	8,258
Gilead Sciences, Inc. (A)(B)	192	13,570

		34,100

Broadcasting – 2.0%
CBS Corp., Class B	542	33,502

Cable & Satellite – 0.8%
British Sky Broadcasting Group plc (C)	352	5,361
Comcast Corp., Class A	167	8,348

		13,709

Casinos & Gaming – 14.5%
Dynam Japan Holdings Co. Ltd. (C)	1,166	3,481
Galaxy Entertainment Group (C)	11,233	97,682
Las Vegas Sands, Inc.	100	8,086
Macau Legend Development Ltd. (A)(C)	6,305	5,251
Sands China Ltd. (C)	9,878	73,801
Wynn Resorts Ltd.	271	60,269

		248,570

Computer Hardware – 0.9%
Apple, Inc. (B)	29	15,619

Consumer Electronics – 3.0%
Panasonic Corp. (C)	2,048	23,270
Sony Corp. (C)	1,419	27,111

		50,381

Diversified Banks – 7.1%
BNP Paribas (B)(C)	145	11,192
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (C)	3,517	19,317
Mizuho Financial Group, Inc. (C)	12,516	24,739
Societe Generale (C)	178	10,987
Sumitomo Mitsui Financial Group, Inc. (C)	546	23,311
Sumitomo Mitsui Trust Holdings, Inc. (C)	4,580	20,678
Wells Fargo & Co.	210	10,465

		120,689

Diversified Chemicals – 0.8%
Dow Chemical Co. (The) (B)	281	13,649

Electronic Equipment & Instruments – 0.5%
FUJIFILM Holdings Corp. (C)	347	9,310

Home Entertainment Software – 0.5%
Activision Blizzard, Inc.	394	8,053

Hotels, Resorts & Cruise Lines – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	205	16,278

Industrial Conglomerates – 0.8%
Hutchison Whampoa Ltd., Ordinary Shares (C)	1,030	13,638

Integrated Oil & Gas – 0.7%
Occidental Petroleum Corp.	119	11,311

Integrated Telecommunication Services – 0.2%
BT Group plc (C)	637	4,031

Internet Retail – 0.5%
Amazon.com, Inc. (A)(B)	28	9,288

Internet Software & Services – 1.1%
Tencent Holdings Ltd. (C)	259	18,042

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The)	107	17,532
Nomura Holdings, Inc. (C)	3,092	19,828

		37,360

IT Consulting & Other Services – 1.1%
Cognizant Technology Solutions Corp., Class A (A)	375	18,983

Life & Health Insurance – 4.8%
AIA Group Ltd. (C)	9,234	43,812
MetLife, Inc.	341	18,015
Ping An Insurance (Group) Co. of China Ltd., A Shares (C)	351	2,119
Prudential Financial, Inc.	202	17,074

		81,020

Managed Health Care – 0.3%
Humana, Inc.	40	4,464

Movies & Entertainment – 8.4%
Delta Topco Ltd. (A)(D)	56,728	65,792
Legend Pictures LLC (A)(D)(L)	10	19,246
Media Group Holdings LLC (A)(D)(L)(M)	19	40,864
News Corp. Ltd., Class A	564	18,037

		143,939

Multi-Line Insurance – 3.0%
Allianz AG, Registered Shares (C)	123	20,792
American International Group, Inc.	337	16,838
Axa S.A. (C)	546	14,180

		51,810

Oil & Gas Exploration & Production – 0.9%
ConocoPhillips	226	15,927

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	322	24,806

Oil & Gas Storage & Transportation – 1.1%
Plains GP Holdings L.P., Class A	680	19,026

Pharmaceuticals – 2.0%
AstraZeneca plc (C)	107	6,922
Pfizer, Inc.	607	19,510
Roche Holdings AG, Genusscheine (C)	23	6,834

		33,266

Reinsurance – 1.1%
Swiss Re Ltd. (C)	208	19,253

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	621	27,729

Semiconductor Equipment – 1.1%
Applied Materials, Inc. (B)	935	19,085

Semiconductors – 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (C)	1,472	5,728
Texas Instruments, Inc.	377	17,753

		23,481

Specialty Chemicals – 0.5%
LyondellBasell Industries N.V., Class A	97	8,609

Systems Software – 1.3%
Microsoft Corp.	253	10,354
Oracle Corp. (B)	272	11,115

		21,469

Tobacco – 1.4%
Philip Morris International, Inc.	295	24,143

Wireless Telecommunication Service – 0.7%
NTT DoCoMo, Inc. (C)	725	11,432

TOTAL COMMON STOCKS – 81.1%		$1,383,366
(Cost: $1,028,813)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Adobe Systems, Inc.,
Call $72.50, Expires 7–18–14, OTC (Ctrpty: Citibank N.A.)	261	35
Alliance Data Systems Corp.,
Call $290.00, Expires 6–20–14, OTC (Ctrpty: Societe Generale Bank)	61	47
Amazon.com, Inc.,
Call $380.00, Expires 5–16–14, OTC (Ctrpty: Bank of America N.A.)	119	46

Apple, Inc.:
Call $565.00, Expires 4–18–14, OTC (Ctrpty: Goldman Sachs International)	12	1
Call $505.00, Expires 10–17–14, OTC (Ctrpty: Goldman Sachs International)	47	237
Bayerische Motoren Werke AG,
Call EUR90.00, Expires 6–20–14, OTC (Ctrpty: Bank of America N.A.) (E)	286	161
BNP Paribas,
Call EUR60.00, Expires 12–19–14, OTC (Ctrpty: Bank of America N.A.) (E)	535	189
Boeing Co. (The),
Call $130.00, Expires 5–16–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	270	50
CBS Corp., Class B:
Call $65.00, Expires 4–18–14, OTC (Ctrpty: Deutsche Bank AG)	483	14
Call $66.00, Expires 4–18–14, OTC (Ctrpty: Deutsche Bank AG)	483	12
ConocoPhillips,
Call $72.50, Expires 8–15–14, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	654	84
DIRECTV,
Call $80.00, Expires 6–20–14, OTC (Ctrpty: Societe Generale Bank)	159	47
Dow Chemical Co. (The),
Call $50.00, Expires 6–20–14, OTC (Ctrpty: Citibank N.A.)	578	85
FTSE 100 Index,
Call GBP6,700.00, Expires 6–20–14, OTC (Ctrpty: Barclays Bank plc) (E)	236	300
Gilead Sciences, Inc.,
Call $90.00, Expires 5–16–14, OTC (Ctrpty: Barclays Bank plc)	520	6
Google, Inc., Class A,
Call $1,200.00, Expires 6–20–14, OTC (Ctrpty: UBS AG)	38	90
Hewlett-Packard Co.,
Call $34.00, Expires 6–20–14, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	953	105
Nikkei 225 Index:
Call JPY15,250.00, Expires 4–11–14, OTC (Ctrpty: UBS AG) (E)	273	225
Call JPY15,750.00, Expires 4–11–14, OTC (Ctrpty: UBS AG) (E)	19	3
Call JPY15,500.00, Expires 6–13–14, OTC (Ctrpty: UBS AG) (E)	234	771
Call JPY16,500.00, Expires 6–13–14, OTC (Ctrpty: Bank of America N.A.) (E)	115	123
Oracle Corp.,
Call $41.00, Expires 5–16–14, OTC (Ctrpty: Bank of America N.A.)	1,153	126
QUALCOMM, Inc.,
Call $82.50, Expires 6–20–14, OTC (Ctrpty: Citibank N.A.)	534	58
Roche Holdings AG, Genusscheine,
Call CHF280.00, Expires 12–19–14, OTC (Ctrpty: Bank of America N.A.) (E)	66	66
S&P 500 Index:
Put $1,725.00, Expires 4–4–14	191	3
Put $1,825.00, Expires 4–4–14	191	32
Texas Instruments, Inc.,
Call $47.00, Expires 7–18–14, OTC (Ctrpty: Deutsche Bank AG)	400	76

Visa, Inc., Class A,
Call $220.00, Expires 5–16–14, OTC (Ctrpty: Barclays Bank plc)	191	90
Wells Fargo & Co.,
Call $50.00, Expires 6–20–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	858	100

TOTAL PURCHASED OPTIONS – 0.2%		$3,182
(Cost: $4,607)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (F)(G)	$6,295	6,546

Movies & Entertainment – 3.0%
Circuit of the Americas LLC, Series A,
16.000%, 7–31–18	2,500	1,500
Circuit of the Americas LLC, Series B,
16.000%, 7–31–18 (G)	3,088	1,853
Delta Topco Ltd.,
10.000%, 11–24–60 (D)(G)	47,573	47,572

		50,925

TOTAL CORPORATE DEBT SECURITIES – 3.4%		$57,471
(Cost: $59,945)

LOANS
Movies & Entertainment – 0.7%
Circuit of the Americas LLC,
6.000%, 6–30–17 (H)	627	627
Formula One Holdings Ltd. and Alpha Topco Ltd.,
9.250%, 10–16–19 (H)	10,400	10,829

		11,456

TOTAL LOANS – 0.7%		$11,456
(Cost: $10,898)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 9–15–17 (I)	211	5
5.000%, 4–15–19 (I)	2	—	*
5.500%, 3–15–23 (I)	99	11
5.500%, 10–15–25 (I)	346	52
6.000%, 11–15–35 (I)	213	40
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	152	22
5.000%, 11–25–23 (I)	3	—	*
5.500%, 8–25–33 (I)	227	37
5.500%, 4–25–34 (I)	382	63
5.500%, 11–25–36 (I)	494	84
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (I)	118	6
5.000%, 7–20–33 (I)	37	1
5.500%, 11–20–33 (I)	207	10
5.500%, 7–20–35 (I)	176	32

		363

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$363
(Cost: $1,520)

BULLION – 6.9%	Troy Ounces
Gold	91	$117,203

(Cost: $114,413)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.4%
Citibank N.A., 0.160%, 6–3–14	$6,000	6,000

Commercial Paper – 6.3%
Air Products and Chemicals, Inc.: 0.100%, 4–3–14 (J)	6,203	6,203
0.100%, 4–17–14 (J)	5,000	5,000
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.100%, 4–28–14 (J)	15,000	14,999
Bank of Nova Scotia:
0.150%, 6–23–14 (J)	5,000	4,998
0.150%, 6–24–14 (J)	5,000	4,998
Becton Dickinson & Co.,
0.140%, 4–29–14 (J)	10,000	9,999
BMW U.S. Capital LLC (GTD by BMW AG), 0.080%, 4–9–14 (J)	6,000	6,000
Illinois Tool Works, Inc.,
0.090%, 4–10–14 (J)	5,000	5,000
Procter & Gamble Co. (The),
0.050%, 5–13–14 (J)	10,000	9,999
Roche Holdings, Inc.,
0.090%, 5–14–14 (J)	5,000	5,000
Sysco Corp.,
0.070%, 4–1–14 (J)	7,890	7,890
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.110%, 4–25–14 (J)	7,000	6,999
0.130%, 5–27–14 (J)	5,000	4,999
Total Capital S.A. (GTD by Total S.A.),
0.080%, 4–11–14 (J)	3,480	3,480
Walt Disney Co. (The),
0.080%, 4–22–14 (J)	4,000	4,000
Wisconsin Gas LLC,
0.100%, 4–9–14 (J)	9,000	9,000

		108,564

Master Note – 0.1%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (K)	1,706	1,706

Municipal Obligations – Taxable – 0.4%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.070%, 4–1–14 (K)	2,200	2,200
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.070%, 4–1–14 (K)	4,000	4,000

		6,200

TOTAL SHORT-TERM SECURITIES – 7.2%		$122,470
(Cost: $122,469)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,695,511
(Cost: $1,342,665)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		8,173

NET ASSETS – 100.0%		$1,703,684

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	Restricted securities. At March 31, 2014, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 5-1-12	56,728	$38,396	$65,792
Legend Pictures LLC	12-18-12	10	18,161	19,246
Media Group Holdings LLC	4-23-13	19	40,864	40,864
		Principal
Delta Topco Ltd., 10.000%, 11-24-60	1-23-12 to 6-18-12	$47,573	48,062	47,572
			$145,483	$173,474

The total value of these securities represented 10.2% of net assets at March 31, 2014.

(E)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (CHF - Swiss Franc, EUR - Euro, GBP - British Pound and JPY - Japanese Yen).

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $6,546 or 0.4% of net assets.

(G)	Payment-in-kind bonds.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at March 31, 2014.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

(L)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio.

(M)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	State Street Global Markets	132,254	4-28-14	$13	$—
Sell	Japanese Yen	Goldman Sachs International	1,344,068	4-28-14	90	—
Sell	Japanese Yen	UBS AG	1,275,017	4-28-14	123	—
Sell	Japanese Yen	Citibank N.A.	2,049,838	4-28-14	216	—
Sell	Japanese Yen	Morgan Stanley International	3,655,695	4-28-14	255	—
Sell	Japanese Yen	Barclays Capital, Inc.	5,892,397	4-28-14	534	—
Sell	Japanese Yen	Deutsche Bank AG	8,040,314	4-28-14	570	—
					$1,801	$—

The following written options were outstanding at March 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Adobe Systems, Inc.	Citibank N.A.	Put	261	July 2014	$60.00	$39	$(41)
	Citibank N.A.	Call	261	July 2014	80.00	30	(10)
Alliance Data Systems Corp.	Societe Generale Bank	Put	61	June 2014	240.00	24	(28)
	Societe Generale Bank	Call	61	June 2014	330.00	6	(8)
Amazon.com, Inc.	Bank of America N.A.	Put	119	May 2014	330.00	113	(166)
	Bank of America N.A.	Call	119	May 2014	420.00	46	(11)
Apple, Inc.	UBS AG	Call	66	April 2014	570.00	24	(4)

	Goldman Sachs International	Call	12	April 2014	605.00	4	— *
Bayerische Motoren Werke AG	Bank of America N.A.	Call	286	June 2014	EUR 96.00	43	(61)
BNP Paribas	Bank of America N.A.	Put	535	December 2014	48.00	160	(150)
	Bank of America N.A.	Call	535	December 2014	72.00	71	(36)
Boeing Co. (The)	Morgan Stanley & Co., Inc.	Put	135	May 2014	$115.00	23	(15)
	Morgan Stanley & Co., Inc.	Put	135	May 2014	120.00	37	(29)
	Morgan Stanley & Co., Inc.	Call	270	May 2014	140.00	30	(8)
ConocoPhillips	JPMorgan Chase Bank N.A.	Put	327	May 2014	62.50	30	(5)
DIRECTV	Societe Generale Bank	Put	159	June 2014	67.50	25	(18)
	Societe Generale Bank	Call	159	June 2014	90.00	15	(15)
Dow Chemical Co. (The)	Citibank N.A.	Put	578	June 2014	44.00	59	(38)
	Citibank N.A.	Call	578	June 2014	55.00	25	(16)
FTSE 100 Index	Barclays Bank plc	Put	236	June 2014	GBP 5,900.00	414	(102)
Gilead Sciences, Inc.	Barclays Bank plc	Put	520	May 2014	$75.00	108	(319)
	Barclays Bank plc	Call	520	May 2014	100.00	41	(2)
Google, Inc., Class A	UBS AG	Put	38	June 2014	1,000.00	57	(56)
	UBS AG	Call	38	June 2014	1,300.00	37	(29)
Hewlett-Packard Co.	JPMorgan Chase Bank N.A.	Put	953	June 2014	28.00	44	(45)
	JPMorgan Chase Bank N.A.	Call	953	June 2014	38.00	28	(25)
Nikkei 225 Index	UBS AG	Put	39	April 2014	JPY 14,000.00	108	(15)
	UBS AG	Put	19	April 2014	14,500.00	86	(25)
	UBS AG	Call	39	April 2014	16,250.00	72	(2)
	UBS AG	Call	117	April 2014	16,500.00	67	(3)
	Bank of America N.A.	Call	115	April 2014	16,500.00	79	(3)
	UBS AG	Put	234	June 2014	13,500.00	646	(408)
Oracle Corp.	Bank of America N.A.	Call	1,153	May 2014	$44.00	14	(23)
QUALCOMM, Inc.	Citibank N.A.	Put	534	June 2014	75.00	73	(74)
Roche Holdings AG, Genusscheine	Bank of America N.A.	Put	66	December 2014	CHF 230.00	40	(32)
S&P 500 Index	N/A	Put	382	April 2014	$1,775.00	118	(13)
Texas Instruments, Inc.	Deutsche Bank AG	Put	400	July 2014	38.00	12	(8)
Visa, Inc., Class A	Barclays Bank plc	Put	191	May 2014	200.00	38	(37)
	Barclays Bank plc	Call	191	May 2014	235.00	19	(20)
Wells Fargo & Co.	Morgan Stanley & Co., Inc.	Put	858	June 2014	44.00	22	(19)
						$2,927	$(1,919)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1—Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$475,188	$—	$125,902
Consumer Staples	24,143	—	—
Energy	71,070	—	—
Financials	349,686	—	—
Health Care	71,830	—	—
Industrials	66,459	—	—
Information Technology	161,367	—	—
Materials	22,258	—	—
Telecommunication Services	15,463	—	—
Total Common Stocks	$1,257,464	$—	$125,902
Purchased Options	35	3,147	—
Corporate Debt Securities	—	6,546	50,925
Loans	—	—	11,456
United States Government Agency Obligations	—	363	—
Bullion	117,203	—	—
Short-Term Securities	—	122,470	—
Total	$1,374,702	$132,526	$188,283
Forward Foreign Currency Contracts	$—	$1,801	$—
Liabilities
Written Options	$13	$1,906	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 1-1-14	$129,492	$50,731	$11,479
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	(3,632)	(594)	(4)
Purchases	42	4,809	—
Sales	—	(4,021)	(23)
Amortization/Accretion of premium/discount	—	—	4
Transfers into Level 3 during the period	—	—	23
Transfers out of Level 3 during the period	—	—	(23)
Ending Balance 3-31-14	$125,902	$50,925	$11,456
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-14	$(3,632)	$(594)	$(4)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-14	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$85,038	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.5 to 9.5%
			Illiquidity discount	7.5 to 10%
	40,864	Purchase price	Purchase price	$2,147.47
Corporate Debt Securities	3,353	Broker quotes	Broker quotes	60
	47,572	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.5%
			Illiquidity discount	7.5%
Loans	11,456	Third-party valuation service	Broker quotes	100 to 104.125

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”), collectively “the Companies”, Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2014 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,703,684	$97,380	5.72%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,703,684	40,868	2.40
VIP ASF, LLC	12-10-12	12-18-12	1,703,684	19,251	1.13

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,342,665
Gross unrealized appreciation	373,932
Gross unrealized depreciation	(21,086)
Net unrealized appreciation	$352,846

SCHEDULE OF INVESTMENTS Balanced (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.2%
Boeing Co. (The)	44	$5,534
Honeywell International, Inc.	66	6,086
Precision Castparts Corp.	23	5,713

		17,333

Apparel Retail – 1.8%
Limited Brands, Inc.	129	7,312

Apparel, Accessories & Luxury Goods – 0.6%
lululemon athletica, Inc. (A)	49	2,582

Application Software – 1.3%
Intuit, Inc.	70	5,441

Asset Management & Custody Banks – 1.6%
Northern Trust Corp.	102	6,700

Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	63	6,634

Broadcasting – 1.5%
CBS Corp., Class B	101	6,254

Cable & Satellite – 2.3%
Comcast Corp., Class A	96	4,802
Time Warner Cable, Inc.	36	4,992

		9,794

Computer Hardware – 1.4%
Apple, Inc.	11	5,636

Construction & Farm Machinery & Heavy Trucks – 1.6%
Cummins, Inc.	45	6,660

Consumer Finance – 1.5%
American Express Co.	67	6,041

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corp. (A)	19	5,040

Distillers & Vintners – 3.1%
Brown-Forman Corp., Class B	80	7,215
Constellation Brands, Inc. (A)	63	5,328

		12,543

Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	134	6,491
PPG Industries, Inc.	30	5,862

		12,353

Electrical Components & Equipment – 1.6%
Rockwell Automation, Inc.	54	6,738

Health Care Equipment – 1.4%
Covidien plc	78	5,745

Home Improvement Retail – 1.4%
Home Depot, Inc. (The)	72	5,666

Hotels, Resorts & Cruise Lines – 0.8%
Hyatt Hotels Corp., Class A (A)	59	3,159

Household Products – 1.2%
Colgate-Palmolive Co.	77	5,021

Industrial Conglomerates – 1.2%
3M Co.	38	5,087

Industrial Gases – 0.7%
Praxair, Inc.	23	3,052

Industrial Machinery – 2.7%
Pall Corp.	53	4,715
Pentair, Inc.	78	6,205

		10,920

Integrated Oil & Gas – 1.1%
Exxon Mobil Corp.	48	4,659

Internet Retail – 1.4%
Amazon.com, Inc. (A)	17	5,620

IT Consulting & Other Services – 1.6%
Cognizant Technology Solutions Corp., Class A (A)	132	6,701

Managed Health Care – 0.9%
UnitedHealth Group, Inc.	46	3,755

Motorcycle Manufacturers – 1.5%
Harley-Davidson, Inc.	90	6,022

Movies & Entertainment – 1.3%
Twenty-First Century Fox, Inc.	174	5,412

Multi-Line Insurance – 1.4%
American International Group, Inc.	117	5,841

Oil & Gas Equipment & Services – 2.8%
National Oilwell Varco, Inc.	74	5,762
Schlumberger Ltd.	58	5,655

		11,417

Oil & Gas Exploration & Production – 2.8%
ConocoPhillips	88	6,198
Noble Energy, Inc.	75	5,349

		11,547

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	86	6,608

Oil & Gas Storage & Transportation – 1.4%
Plains GP Holdings L.P., Class A	102	2,860
Regency Energy Partners L.P.	104	2,839

		5,699

Other Diversified Financial Services – 3.3%
Citigroup, Inc.	130	6,169
JPMorgan Chase & Co.	118	7,134

		13,303

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Co.	49	4,041

Personal Products – 1.5%
Estee Lauder Co., Inc. (The), Class A	94	6,293

Pharmaceuticals – 2.9%
GlaxoSmithKline plc ADR	99	5,274
Johnson & Johnson	65	6,395

		11,669

Property & Casualty Insurance – 1.0%
Travelers Co., Inc. (The)	50	4,238

Railroads – 1.7%
Union Pacific Corp.	37	6,943

Regional Banks – 2.0%
PNC Financial Services Group, Inc. (The)	93	8,065

Research & Consulting Services – 0.7%
Verisk Analytics, Inc., Class A (A)	46	2,746

Restaurants – 0.7%
Panera Bread Co., Class A (A)	17	3,071

Semiconductor Equipment – 1.8%
Applied Materials, Inc.	347	7,091

Semiconductors – 1.3%
Microchip Technology, Inc.	112	5,340

TOTAL COMMON STOCKS – 73.5%		$301,792
(Cost: $202,872)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corp., 1.000%, 11–15–17	$500	491
Northrop Grumman Corp., 1.750%, 6–1–18	250	246

		737

Apparel Retail – 0.6%
Limited Brands, Inc.:
6.900%, 7–15–17	250	286
6.625%, 4–1–21	1,460	1,641
5.625%, 2–15–22	414	437

		2,364

Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (B)	1,000	1,007

Asset Management & Custody Banks – 0.3%
Ares Capital Corp., 4.875%, 11–30–18	1,200	1,240

Auto Parts & Equipment – 0.1%
Delphi Corp., 5.000%, 2–15–23	411	436

Automobile Manufacturers – 1.3%
Ford Motor Co., Convertible, 4.250%, 11–15–16	2,000	3,621
Hyundai Capital America, 2.875%, 8–9–18 (B)	250	255
Toyota Motor Credit Corp.:
0.526%, 5–17–16 (C)	500	502
2.050%, 1–12–17	500	513
2.000%, 10–24–18	400	399

		5,290

Biotechnology – 0.2%
Amgen, Inc., 2.125%, 5–15–17	750	765

Brewers – 0.2%
Heineken N.V.,
1.400%, 10–1–17 (B)	250	249
SABMiller Holdings, Inc., 2.200%, 8–1–18 (B)	500	499

		748

Broadcasting – 0.0%
Discovery Communications LLC, 3.300%, 5–15–22	200	195

Cable & Satellite – 0.4%
DIRECTV Holdings LLC, 2.400%, 3–15–17	750	766
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	500	523
Pearson Funding Five plc, 3.250%, 5–8–23 (B)	300	278

		1,567

Consumer Finance – 1.3%
American Express Credit Corp., 2.125%, 7–27–18	100	100
American Honda Finance Corp.:
0.609%, 5–26–16 (B)(C)	500	502
2.125%, 10–10–18	150	151
Capital One Bank USA N.A.:
2.150%, 11–21–18	500	496
2.250%, 2–13–19	1,000	993
Charles Schwab Corp. (The), 2.200%, 7–25–18	300	302
Discover Bank, 2.000%, 2–21–18	250	249
Ford Motor Credit Co. LLC, 3.875%, 1–15–15	500	512
General Motors Financial Co., Inc., 2.750%, 5–15–16	448	454
IntercontinentalExchange Group, Inc., 2.500%, 10–15–18	100	101
SLM Corp., 4.875%, 6–17–19	500	508
Total System Services, Inc., 2.375%, 6–1–18	1,100	1,086

		5,454

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc., 6.600%, 5–15–17	800	907

Distillers & Vintners – 0.5%
Beam, Inc.:
1.875%, 5–15–17	300	300
1.750%, 6–15–18	250	243
Brown-Forman Corp., 1.000%, 1–15–18	1,000	972
Constellation Brands, Inc., 3.750%, 5–1–21	670	656

		2,171

Distributors – 0.1%
LKQ Corp., 4.750%, 5–15–23 (B)	282	267

Diversified Banks – 3.3%
ABN AMRO Bank N.V., 2.500%, 10–30–18 (B)	800	799
Bank of America Corp.:
1.054%, 3–22–16 (C)	1,000	1,007
2.000%, 1–11–18	400	399
Bank of New York Mellon Corp. (The), 2.100%, 1–15–19	500	497
Bank of Nova Scotia (The):
1.450%, 4–25–18	500	490
2.050%, 10–30–18	200	199
Barclays Bank plc, 2.500%, 2–20–19	1,000	1,002
BNP Paribas, 2.450%, 3–17–19	1,600	1,604
BNP Paribas S.A., 5.186%, 6–29–49 (B)	1,100	1,129

Commonwealth Bank of Australia, 2.250%, 3–13–19	1,350	1,345
HSBC USA, Inc., 1.625%, 1–16–18	200	198
National Australia Bank Ltd., 2.300%, 7–25–18	250	252
Nordea Bank AB, 1.625%, 5–15–18 (B)	300	295
Skandinaviska Enskilda Banken AB, 2.375%, 3–25–19 (B)	1,000	997
Societe Generale N.A., 5.922%, 4–29–49 (B)	1,000	1,064
Swedbank AB (publ), 1.750%, 3–12–18 (B)	300	297
Wells Fargo & Co.:
1.500%, 1–16–18	250	248
2.150%, 1–15–19	500	499
Westpac Banking Corp., 2.250%, 7–30–18	1,000	1,006

		13,327

Diversified Chemicals – 0.1%
Airgas, Inc., 1.650%, 2–15–18	500	489

Diversified Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3–15–18	150	150
Teck Resources, 3.000%, 3–1–19	100	100

		250

Drug Retail – 0.2%
CVS Caremark Corp., 3.250%, 5–18–15	950	977

Electric Utilities – 0.2%
Electricite de France S.A., 2.150%, 1–22–19 (B)	500	497
PPL Energy Supply LLC, 4.600%, 12–15–21	100	101
Southern Co., (The), 2.450%, 9–1–18	150	152

		750

Environmental & Facilities Services – 0.1%
Ecolab, Inc., 1.450%, 12–8–17	500	494

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co., 2.750%, 4–15–16	500	520

Food Distributors – 0.3%
Campbell Soup Co., 2.500%, 8–2–22	700	638
ConAgra Foods, Inc.:
1.300%, 1–25–16	250	252
1.900%, 1–25–18	200	198
General Mills, Inc., 0.536%, 1–29–16 (C)	250	250

		1,338

Food Retail – 0.1%
Kroger Co. (The), 2.300%, 1–15–19	500	495

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	100	107
1.875%, 4–15–18	250	246

		353

Health Care Services – 0.3%
Quest Diagnostics, Inc., 3.200%, 4–1–16	1,000	1,042

Health Care Supplies – 0.2%
C.R. Bard, Inc., 1.375%, 1–15–18	500	491
Mallinckrodt International Finance S.A., 3.500%, 4–15–18 (B)	250	246

		737

Homebuilding – 0.1%
Toll Brothers Finance Corp., 4.375%, 4–15–23	500	481

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corp., 3.375%, 7–15–23	250	237

Household Products – 0.1%
Church & Dwight Co., Inc., 2.875%, 10–1–22	250	238

Industrial Conglomerates – 0.1%
General Electric Capital Corp., 0.959%, 4–2–18 (C)	500	505

Industrial Gases – 0.2%
Praxair, Inc.:
1.250%, 11–7–18	400	385
3.000%, 9–1–21	500	499

		884

Industrial Machinery – 0.6%
Eaton Corp., 1.500%, 11–2–17	1,940	1,930
Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 1–15–19 (B)	350	349

		2,279

Integrated Oil & Gas – 0.1%
Devon Energy Corp., 2.250%, 12–15–18	500	497

Integrated Telecommunication Services – 0.9%
AT&T, Inc., 2.300%, 3–11–19	3,750	3,732
Verizon Communications, Inc., 3.650%, 9–14–18	100	106

		3,838

Internet Retail – 0.1%
Amazon.com, Inc., 0.650%, 11–27–15	250	251

Investment Banking & Brokerage – 0.8%
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	450	459
2.625%, 1–31–19	1,000	998
Morgan Stanley:
2.125%, 4–25–18	500	499
2.500%, 1–24–19	1,500	1,496

		3,452

Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11–1–16	250	258

Life & Health Insurance – 0.6%
AIA Group Ltd., 2.250%, 3–11–19 (B)	800	791
Metropolitan Life Global Funding I, 2.500%, 9–29–15 (B)	1,000	1,028
Prudential Financial, Inc.:
4.750%, 9–17–15	500	528
2.300%, 8–15–18	100	100

		2,447

Managed Health Care – 0.4%
Aetna, Inc., 2.200%, 3–15–19	800	793
WellPoint, Inc., 1.875%, 1–15–18	1,000	993

		1,786

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC, 7.125%, 5–1–18 (B)	555	587

Movies & Entertainment – 0.4%
News American, Inc., 3.000%, 9–15–22	1,000	961
Viacom, Inc.:
2.500%, 9–1–18	100	101
2.200%, 4–1–19	700	694

		1,756

Multi-Utilities – 0.0%
Origin Energy Finance Ltd., 3.500%, 10–9–18 (B)	200	204

Oil & Gas Drilling – 0.1%
Transocean, Inc., 2.500%, 10–15–17	500	503

Oil & Gas Equipment & Services – 0.2%
National Oilwell Varco, Inc., 1.350%, 12–1–17	250	247
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 1.250%, 8–1–17 (B)	500	496

		743

Oil & Gas Exploration & Production – 0.5%
BP Capital Markets plc (GTD by BP plc), 2.241%, 9–26–18	400	403
ConocoPhillips, 1.050%, 12–15–17	400	395
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,032
ONEOK Partners L.P., 3.200%, 9–15–18	100	103

		1,933

Oil & Gas Storage & Transportation – 0.2%
Buckeye Partners L.P., 2.650%, 11–15–18	400	397
Kinder Morgan Energy Partners L.P., 2.650%, 2–1–19	500	500

		897

Other Diversified Financial Services – 1.6%
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.), 2.050%, 9–30–18	100	100
CIT Group, Inc., 3.875%, 2–19–19	1,000	1,011
Citigroup, Inc., 1.250%, 1–15–16	250	251
Daimler Finance North America LLC, 2.375%, 8–1–18 (B)	150	151
Fidelity National Information Services, Inc., 2.000%, 4–15–18	250	244
Fifth Street Finance Corp., 4.875%, 3–1–19	1,300	1,331
JPMorgan Chase & Co.:
1.100%, 10–15–15	500	502
3.450%, 3–1–16	1,000	1,047
3.150%, 7–5–16	500	523
7.900%, 4–29–49	500	565
Total Capital, 2.125%, 8–10–18	300	303
Total Capital Canada Ltd., 1.450%, 1–15–18	200	199

		6,227

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(D)	17	—	*
8.000%, 3–31–11 (B)(D)	4	—

		—	*

Packaged Foods & Meats – 0.3%
Kraft Foods, Inc., 4.125%, 2–9–16	1,000	1,057

Personal Products – 0.2%
Estee Lauder Co., Inc. (The), 2.350%, 8–15–22	600	559
Kimberly-Clark Corp., 0.356%, 5–15–16 (C)	250	250

		809

Pharmaceuticals – 0.5%
Forest Laboratories, Inc., 5.000%, 12–15–21 (B)	1,258	1,330
Perrigo Co. Ltd., 2.300%, 11–8–18 (B)	945	935

		2,265

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp., 2.000%, 8–15–18	250	251
Berkshire Hathaway, Inc., 1.550%, 2–9–18	250	249

		500

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 3.050%, 3–15–22	400	389
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5–15–20	300	283
Union Pacific Corp., 2.250%, 2–15–19	250	250

		922

Regional Banks – 0.4%
BB&T Corp., 1.450%, 1–12–18	300	296
PNC Bank N.A., 2.200%, 1–28–19	750	748
SunTrust Banks, Inc., 2.350%, 11–1–18	500	500

		1,544

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9–15–15	500	524

Semiconductors – 0.1%
Broadcom Corp., 2.700%, 11–1–18	250	257

Soft Drinks – 0.2%
PepsiCo, Inc., 2.250%, 1–7–19	750	753

Specialty Chemicals – 0.1%
RPM International, Inc., 3.450%, 11–15–22	250	235

Systems Software – 0.0%
CA, Inc., 2.875%, 8–15–18	150	152

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	100	100
2.350%, 2–26–19	400	396

		496

Wireless Telecommunication Service – 0.5%
American Tower Corp., 4.700%, 3–15–22	995	1,040
Crown Castle International Corp., 5.250%, 1–15–23	623	633
Virgin Media Finance plc, 4.875%, 2–15–22	200	180

		1,853

TOTAL CORPORATE DEBT SECURITIES – 20.8%		$85,290
(Cost: $82,895)

OTHER GOVERNMENT SECURITIES
Canada – 0.1%
TransCanada PipeLines Ltd., 0.750%, 1–15–16	250	250

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$250
(Cost: $250)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.9%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	94	98
5.000%, 1–1–18	38	40
5.500%, 4–1–18	4	5
5.000%, 5–1–18	29	31
4.500%, 7–1–18	440	466
7.000%, 9–1–25	61	67
6.500%, 10–1–28	162	184
6.500%, 2–1–29	80	91
7.500%, 4–1–31	78	89
7.000%, 7–1–31	104	121
7.000%, 9–1–31	175	204
6.500%, 2–1–32	357	408
7.000%, 2–1–32	242	278
7.000%, 3–1–32	90	104
7.000%, 7–1–32	146	166
6.000%, 9–1–32	685	771
6.000%, 2–1–33	79	89
5.500%, 5–1–33	191	212
5.500%, 6–1–33	113	126
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A, 8.293%, 12–15–26	51	61

		3,611

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.9%		$3,611
(Cost: $3,276)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.9%
U.S. Treasury Notes:
0.875%, 1–31–17	1,250	1,252
0.625%, 2–15–17	9,200	9,142
0.625%, 5–31–17	1,500	1,483

		11,877

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.9%		$11,877
(Cost: $11,909)

SHORT-TERM SECURITIES
Commercial Paper – 0.6%
Sysco Corp., 0.070%, 4–1–14 (E)	2,325	2,325

Master Note – 0.7%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (F)	2,986	2,986

TOTAL SHORT-TERM SECURITIES – 1.3%		$5,311
(Cost: $5,311)

TOTAL INVESTMENT SECURITIES – 99.5%		$408,131
(Cost: $306,513)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,020

NET ASSETS – 100.0%		$410,151

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $14,252 or 3.5% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at March 31, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$301,792	$—	$—
Corporate Debt Securities	—	85,290	—	*
Other Government Securities	—	250	—
United States Government Agency Obligations	—	3,611	—
United States Government Obligations	—	11,877	—
Short-Term Securities	—	5,311	—
Total	$301,792	$106,339	$—	*

There were no transfers between any levels during the period ended March 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REMIC = Real Estate Mortgage Investment Conduit

GTD = Guaranteed

CMO = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$306,513
Gross unrealized appreciation	102,857
Gross unrealized depreciation	(1,239)
Net unrealized appreciation	$101,618

SCHEDULE OF INVESTMENTS Bond (in thousands)	MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.2%
Bombardier, Inc.,
7.500%, 3–15–18 (A)	$3,275	$3,693

Apparel Retail – 2.6%
Limited Brands, Inc.:
8.500%, 6–15–19	3,485	4,216
7.000%, 5–1–20	1,000	1,140
5.625%, 2–15–22	2,665	2,815

		8,171

Automobile Manufacturers – 1.5%
General Motors Co.,
3.500%, 10–2–18 (A)	1,500	1,528
Hyundai Capital America,
2.875%, 8–9–18 (A)	3,000	3,058

		4,586

Brewers – 1.2%
SABMiller plc,
6.500%, 7–15–18 (A)	3,000	3,518

Broadcasting – 2.4%
CBS Corp.,
8.875%, 5–15–19	3,500	4,488
Discovery Communications LLC,
3.300%, 5–15–22	3,000	2,926

		7,414

Cable & Satellite – 1.8%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.800%, 3–15–22	2,500	2,474
Time Warner, Inc.,
4.750%, 3–29–21	3,000	3,283

		5,757

Coal & Consumable Fuels – 1.8%
Joy Global, Inc.,
6.000%, 11–15–16	3,230	3,593
Peabody Energy Corp.,
6.500%, 9–15–20	2,000	2,065

		5,658

Consumer Finance – 1.3%
Ford Motor Credit Co. LLC,
4.250%, 9–20–22	4,000	4,123

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.,
5.250%, 12–1–17 (A)	4,500	4,714

Department Stores – 1.0%
Macy’s Retail Holdings, Inc.,
3.875%, 1–15–22	3,000	3,093

Distributors – 1.0%
QVC, Inc.,
5.125%, 7–2–22	3,000	3,113

Diversified Banks – 2.4%
Bank of America Corp.:
5.650%, 5–1–18	2,000	2,261
7.625%, 6–1–19	2,000	2,462
HSBC Holdings plc,
5.100%, 4–5–21	2,500	2,795

		7,518

Diversified Chemicals – 1.4%
Dow Chemical Co. (The),
8.550%, 5–15–19	3,500	4,483

Diversified Metals & Mining – 1.1%
Rio Tinto Finance (USA) Ltd.,
3.750%, 9–20–21	3,500	3,605

Electric Utilities – 1.0%
Detroit Edison Co. (The),
3.900%, 6–1–21	3,000	3,188

Electronic Equipment & Instruments – 1.3%
Xerox Corp.,
6.350%, 5–15–18	3,452	3,990

Electronic Manufacturing Services – 1.8%
Jabil Circuit, Inc.:
7.750%, 7–15–16	2,000	2,270
8.250%, 3–15–18	3,150	3,764

		6,034

Environmental & Facilities Services – 2.2%
Republic Services, Inc.,
4.750%, 5–15–23	3,000	3,200
Waste Management, Inc.,
4.600%, 3–1–21	3,600	3,906

		7,106

Food Distributors – 0.3%
Wm. Wrigley Jr. Co.,
3.375%, 10–21–20 (A)	1,000	1,010

Food Retail – 0.8%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,666

Forest Products – 1.5%
Georgia-Pacific LLC,
5.400%, 11–1–20 (A)	4,000	4,487

Health Care Services – 1.2%
Medco Health Solutions, Inc.,
4.125%, 9–15–20	3,500	3,681

Health Care Supplies – 0.8%
DENTSPLY International, Inc.,
4.125%, 8–15–21	2,500	2,562

Homebuilding – 1.2%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	4,055	3,903

Hotels, Resorts & Cruise Lines – 0.4%
Marriott International, Inc.,
3.375%, 10–15–20	1,277	1,288

Household Products – 0.9%
Procter & Gamble Co. (The),
8.000%, 9–1–24	2,000	2,779

Industrial Conglomerates – 0.8%
WESCO Distribution, Inc.,
5.375%, 12–15–21 (A)	2,375	2,428

Industrial Machinery – 1.3%
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 1–15–19 (A)	4,000	3,989

Integrated Telecommunication Services – 1.2%
Telefonos de Mexico, S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11–15–19	3,500	3,902

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The),
6.000%, 6–15–20	3,500	4,020

Multi–Utilities – 3.0%
Dominion Resources, Inc., Series F,
5.250%, 8–1–33	2,500	2,748
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	3,000	3,159
NorthWestern Corp.,
6.340%, 4–1–19	3,000	3,481

		9,388

Oil & Gas Equipment & Services – 0.8%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	2,000	2,366

Oil & Gas Exploration & Production – 2.3%
EQT Corp.,
8.125%, 6–1–19	3,494	4,265
Plains Exploration & Production Co.,
6.125%, 6–15–19	3,000	3,311

		7,576

Oil & Gas Storage & Transportation – 2.2%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	984	1,118
Maritimes & Northeast Pipeline LLC,
7.500%, 5–31–14 (A)	3,291	3,320
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	2,000	2,437

		6,875

Other Diversified Financial Services – 1.3%
JPMorgan Chase & Co.,
6.000%, 1–15–18	3,500	4,018

Pharmaceuticals – 0.4%
Mylan, Inc.,
2.550%, 3–28–19	1,300	1,286

Property & Casualty Insurance – 1.0%
Berkshire Hathaway, Inc.,
3.750%, 8–15–21	3,000	3,180

Railroads – 0.9%
Burlington Northern Santa Fe LLC,
3.050%, 3–15–22	3,000	2,915

Systems Software – 1.1%
CA, Inc.,
5.375%, 12–1–19	3,000	3,356

Trucking – 0.6%
Penske Truck Leasing Co. L.P.,
2.875%, 7–17–18 (A)	2,000	2,032

Water Utilities – 0.7%
California Water Service Co.,
5.875%, 5–1–19	2,000	2,231

Wireless Telecommunication Service – 1.4%
American Tower Corp.,
4.700%, 3–15–22	3,000	3,135
Crown Castle International Corp.,
5.250%, 1–15–23	1,027	1,044

		4,179

TOTAL CORPORATE DEBT SECURITIES – 55.9%		$175,881
(Cost: $168,214)

MORTGAGE–BACKED SECURITIES
Non-Agency REMIC/CMO – 0.7%
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.365%, 3–25–35 (B)	1,985	196
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7–12–38 (B)	2,000	2,016
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004–1,
2.442%, 2–25–34 (B)	488	57
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.373%, 3–25–34 (B)	945	65

		2,334

TOTAL MORTGAGE-BACKED SECURITIES – 0.7%		$2,334
(Cost: $5,360)

MUNICIPAL BONDS
Massachusetts – 0.9%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,752

New York – 1.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,000	5,564

TOTAL MUNICIPAL BONDS – 2.6%		$8,316
(Cost: $6,581)

OTHER GOVERNMENT SECURITIES
Canada – 0.6%
Province de Quebec,
7.140%, 2–27–26	1,500	1,963

Israel – 1.0%
State of Israel,
4.000%, 6–30–22	3,000	3,132

TOTAL OTHER GOVERNMENT SECURITIES – 1.6%		$5,095
(Cost: $4,506)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 4.2%
Federal Home Loan Bank:
2.000%, 2–14–28 (B)	10,000	9,032
Federal National Mortgage Association,
1.500%, 4–25–28	4,750	4,266

		13,298

Mortgage-Backed Obligations – 26.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	4,799	5,118
4.500%, 6–15–27	603	621
4.000%, 11–15–36	1,372	1,440
4.500%, 9–15–37	1,409	1,455
4.500%, 8–15–39	1,980	2,081
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,342
5.000%, 6–1–23	1,277	1,381
4.000%, 7–1–25	1,886	1,997
3.000%, 1–1–33	941	933

Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8–1–28	4,812	4,903
3.000%, 9–1–28	4,802	4,905
3.500%, 10–1–28	5,217	5,423
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	896	950
3.000%, 2–25–25	3,931	3,984
5.500%, 11–25–36 (C)	1,941	333
5.500%, 4–25–37	1,046	1,127
4.000%, 5–25–39	1,271	1,322
4.500%, 6–25–40	1,181	1,266
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.432%, 2–1–16	1,889	2,018
5.508%, 4–1–17	3,500	3,794
4.500%, 9–1–19	962	1,019
4.530%, 12–1–19	7,664	8,412
5.500%, 10–1–21	1,801	1,958
6.000%, 6–1–22	1,264	1,403
6.000%, 9–1–22	2,055	2,295
5.000%, 9–1–23	1,395	1,499
3.000%, 7–1–28	4,753	4,848
5.500%, 2–1–35	1,216	1,358
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9–20–40	4,452	4,491
2.000%, 3–16–42	5,447	5,313
0.360%, 6–17–45 (B)(C)	173	3

		81,992

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 30.2%		$95,290
(Cost: $98,201)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.6%
U.S. Treasury Notes:
2.125%, 8–15–21 (D)	10,000	9,828
2.000%, 2–15–23	5,000	4,755

		14,583

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.6%		$14,583
(Cost: $15,025)

SHORT–TERM SECURITIES
Commercial Paper – 2.4%
Bemis Company, Inc.,
0.230%, 4–3–14 (E)	3,000	3,000
Kroger Co. (The),
0.190%, 4–1–14 (E)	4,544	4,544

		7,544

Master Note – 1.1%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (F)	3,376	3,376

TOTAL SHORT–TERM SECURITIES – 3.5%		$10,920
(Cost: $10,920)

TOTAL INVESTMENT SECURITIES – 99.1%		$312,419
(Cost: $308,807)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		2,729

NET ASSETS – 100.0%		$315,148

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $39,341 or 12.5% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at March 31, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at March 31, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	6-30-14	275	$(36,635)	$(321)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$165,631	$10,250
Mortgage-Backed Securities	—	2,334	—
Municipal Bonds	—	8,316	—
Other Government Securities	—	5,095	—
United States Government Agency Obligations	—	95,290	—
United States Government Obligations	—	14,583	—
Short-Term Securities	—	10,920	—
Total	$—	$302,169	$10,250
Liabilities
Futures Contracts	$321	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 1-1-14	$—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	139
Purchases	—
Sales	—
Amortization/Accretion of premium/discount	(43)
Transfers into Level 3 during the period	10,154
Transfers out of Level 3 during the period	—
Ending Balance 3-31-14	$10,250
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-14	$139

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$10,250	Broker	Broker quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$308,807
Gross unrealized appreciation	11,354
Gross unrealized depreciation	(7,742)
Net unrealized appreciation	$3,612

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel Retail – 0.9%
Limited Brands, Inc.	79	$4,496

Apparel, Accessories & Luxury Goods – 1.8%
Polo Ralph Lauren Corp.	56	8,996

Application Software – 2.9%
Adobe Systems, Inc. (A)	222	14,607

Biotechnology – 3.9%
Alexion Pharmaceuticals, Inc. (A)	68	10,284
Biogen Idec, Inc. (A)	30	9,298

		19,582

Brewers – 3.1%
Anheuser-Busch InBev S.A. ADR	143	15,026

Broadcasting – 2.6%
CBS Corp., Class B	207	12,769

Cable & Satellite – 4.4%
Comcast Corp., Class A	250	12,526
Time Warner Cable, Inc.	69	9,452

		21,978

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	61	4,911

Construction & Farm Machinery & Heavy Trucks – 2.4%
Cummins, Inc.	80	11,949

Consumer Electronics – 1.7%
Harman International Industries, Inc.	79	8,427

Data Processing & Outsourced Services – 4.3%
Alliance Data Systems Corp. (A)	19	5,177
MasterCard, Inc., Class A	211	15,754

		20,931

Diversified Banks – 4.1%
Bank of America Corp.	1,172	20,156

Diversified Chemicals – 4.3%
Dow Chemical Co. (The)	274	13,313
PPG Industries, Inc.	41	7,971

		21,284

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	109	8,609

Hypermarkets & Super Centers – 1.5%
Costco Wholesale Corp.	68	7,546

Industrial Machinery – 8.2%
Flowserve Corp.	138	10,787
Pall Corp.	153	13,716
Pentair, Inc.	202	16,058

		40,561

Internet Retail – 1.2%
Amazon.com, Inc. (A)	18	5,923

Internet Software & Services – 1.9%
Facebook, Inc., Class A (A)	157	9,440

Motorcycle Manufacturers – 2.8%
Harley-Davidson, Inc.	212	14,117

Movies & Entertainment – 2.7%
Twenty-First Century Fox, Inc.	428	13,319

Multi-Line Insurance – 3.3%
American International Group, Inc.	326	16,318

Oil & Gas Exploration & Production – 3.6%
Cabot Oil & Gas Corp.	89	3,002
Noble Energy, Inc.	210	14,909

		17,911

Oil & Gas Refining & Marketing – 2.9%
Phillips 66	189	14,589

Other Diversified Financial Services – 3.0%
Citigroup, Inc.	316	15,046

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Co.	86	7,175

Pharmaceuticals – 5.3%
Bristol-Myers Squibb Co.	221	11,460
Pfizer, Inc.	116	3,710
Shire Pharmaceuticals Group plc ADR	74	11,036

		26,206

Railroads – 5.9%
Canadian Pacific Railway Ltd.	131	19,676
Kansas City Southern	95	9,737

		29,413

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	177	7,891

Restaurants – 3.0%
Chipotle Mexican Grill, Inc., Class A (A)	13	7,441
YUM! Brands, Inc.	97	7,313

		14,754

Semiconductor Equipment – 3.6%
Applied Materials, Inc.	888	18,127

Semiconductors – 2.3%
Texas Instruments, Inc.	244	11,509

Specialty Chemicals – 1.7%
LyondellBasell Industries N.V., Class A	94	8,378

Tobacco – 2.6%
Philip Morris International, Inc.	156	12,753

TOTAL COMMON STOCKS – 97.6%		$484,697
(Cost: $364,714)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.0%
Danaher Corp.,
0.090%, 4–11–14 (B)	$5,000	5,000

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (C)	3,380	3,380

TOTAL SHORT-TERM SECURITIES – 1.7%		$8,380
(Cost: $8,380)

TOTAL INVESTMENT SECURITIES – 99.3%	$493,077
(Cost: $373,094)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%	3,592

NET ASSETS – 100.0%	$496,669

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$484,697	$—	$—
Short-Term Securities	—	8,380	—
Total	$484,697	$8,380	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$373,094
Gross unrealized appreciation	120,793
Gross unrealized depreciation	(810)
Net unrealized appreciation	$119,983

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.7%
Omnicom Group, Inc. (A)	114	$8,269

Aerospace & Defense – 6.4%
Boeing Co. (The)	76	9,582
Honeywell International, Inc.	118	10,988
Lockheed Martin Corp.	50	8,178
Meggitt plc (B)	252	2,016

		30,764

Apparel Retail – 2.1%
Limited Brands, Inc.	175	9,935

Asset Management & Custody Banks – 1.3%
Northern Trust Corp.	98	6,445

Auto Parts & Equipment – 1.9%
Allison Transmission Holdings, Inc.	310	9,292

Brewers – 3.2%
Anheuser-Busch InBev S.A. ADR	145	15,284

Cable & Satellite – 3.9%
Comcast Corp., Class A	216	10,782
Time Warner Cable, Inc.	57	7,812

		18,594

Casinos & Gaming – 2.9%
Wynn Resorts Ltd.	62	13,691

Communications Equipment – 1.0%
Cisco Systems, Inc.	219	4,909

Computer Hardware – 1.4%
Apple, Inc.	13	6,763

Construction & Farm Machinery & Heavy Trucks – 1.7%
Caterpillar, Inc.	81	8,009

Data Processing & Outsourced Services – 2.6%
Paychex, Inc.	131	5,593
Visa, Inc., Class A	31	6,768

		12,361

Distillers & Vintners – 1.8%
Diageo plc ADR	71	8,821

Diversified Banks – 2.6%
Wells Fargo & Co.	253	12,607

Diversified Chemicals – 3.9%
Dow Chemical Co. (The)	180	8,746
PPG Industries, Inc.	53	10,166

		18,912

Home Improvement Retail – 2.4%
Home Depot, Inc. (The)	147	11,640

Household Products – 1.6%
Colgate-Palmolive Co.	122	7,916

Industrial Machinery – 3.8%
Eaton Corp.	109	8,222
Pentair, Inc.	128	10,151

		18,373

Integrated Oil & Gas – 3.5%
Exxon Mobil Corp.	90	8,762
Occidental Petroleum Corp.	84	8,014

		16,776

Integrated Telecommunication Services – 1.5%
Verizon Communications, Inc.	153	7,295

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The)	59	9,741

Oil & Gas Equipment & Services – 4.4%
National Oilwell Varco, Inc.	95	7,421
Schlumberger Ltd.	139	13,567

		20,988

Oil & Gas Storage & Transportation – 4.6%
Energy Transfer Equity L.P.	142	6,657
MarkWest Energy Partners L.P.	122	7,968
Phillips 66 Partners L.P.	42	2,045
Plains GP Holdings L.P., Class A	202	5,658

		22,328

Other Diversified Financial Services – 3.9%
JPMorgan Chase & Co.	301	18,298

Packaged Foods & Meats – 1.6%
Mead Johnson Nutrition Co.	90	7,491

Pharmaceuticals – 10.6%
Bristol-Myers Squibb Co.	247	12,841
GlaxoSmithKline plc ADR	150	8,020
Johnson & Johnson	109	10,673
Merck & Co., Inc.	135	7,653
Pfizer, Inc.	364	11,684

		50,871

Property & Casualty Insurance – 2.2%
ACE Ltd.	106	10,510

Railroads – 3.0%
Union Pacific Corp.	76	14,228

Research & Consulting Services – 1.4%
Nielsen Holdings N.V.	155	6,922

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	527	10,771

Semiconductors – 7.3%
Analog Devices, Inc.	143	7,623
Microchip Technology, Inc.	367	17,549
Texas Instruments, Inc.	201	9,498

		34,670

Specialty Chemicals – 1.7%
LyondellBasell Industries N.V., Class A	92	8,165

Tobacco – 2.3%
Philip Morris International, Inc.	134	11,000

TOTAL COMMON STOCKS – 98.4%		$472,639
(Cost: $358,980)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.5%
Ecolab, Inc., 0.200%, 4–25–14 (C)	$2,703	2,703

Master Note – 0.5%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (D)	2,189	2,189

Municipal Obligations-Taxable – 0.4%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.070%, 4–1–14 (D)	1,515	1,515
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.), 0.070%, 4–1–14 (D)	379	379

		1,894

TOTAL SHORT-TERM SECURITIES – 1.4%		$6,786
(Cost: $6,786)

TOTAL INVESTMENT SECURITIES – 99.8%		$479,425
(Cost: $365,766)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		880

NET ASSETS – 100.0%		$480,305

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at March 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$472,639	$—	$—
Short-Term Securities	—	6,786	—
Total	$472,639	$6,786	$—

There were no transfers between any levels during the period ended March 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$365,766
Gross unrealized appreciation	114,324
Gross unrealized depreciation	(665)
Net unrealized appreciation	$113,659

SCHEDULE OF INVESTMENTS Energy (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.3%
Cameco Corp.	38	$867
Peabody Energy Corp.	34	550

		1,417

Construction & Engineering – 3.4%
Fluor Corp.	36	2,822
Jacobs Engineering Group, Inc. (A)	15	978

		3,800

Industrial Machinery – 2.1%
Flowserve Corp.	30	2,346

Integrated Oil & Gas – 6.6%
Chevron Corp.	8	981
Exxon Mobil Corp.	20	1,988
Occidental Petroleum Corp.	28	2,649
Royal Dutch Shell plc, Class A (B)	15	538
Suncor Energy, Inc.	32	1,126

		7,282

Oil & Gas Drilling – 5.4%
Helmerich & Payne, Inc.	20	2,146
Nabors Industries Ltd.	60	1,479
Patterson-UTI Energy, Inc.	74	2,352

		5,977

Oil & Gas Equipment & Services – 31.1%
Baker Hughes, Inc.	53	3,453
Basic Energy Services, Inc. (A)	72	1,975
Cameron International Corp. (A)	27	1,640
Core Laboratories N.V.	22	4,425
Dril-Quip, Inc. (A)	22	2,455
FMC Technologies, Inc. (A)	25	1,320
Forum Energy Technologies, Inc. (A)	62	1,933
Frank’s International N.V.	18	434
Halliburton Co.	83	4,910
National Oilwell Varco, Inc.	22	1,733
Oceaneering International, Inc.	8	575
Schlumberger Ltd.	53	5,206
Superior Energy Services, Inc.	56	1,709
Weatherford International Ltd. (A)	148	2,567

		34,335

Oil & Gas Exploration & Production – 29.1%
Anadarko Petroleum Corp.	19	1,602
Antero Resources Corp. (A)	18	1,133
Athlon Energy, Inc. (A)	33	1,182
Bonanza Creek Energy, Inc. (A)	33	1,481
Cabot Oil & Gas Corp.	83	2,822
Canadian Natural Resources Ltd.	53	2,014
Cimarex Energy Co.	23	2,686
CNOOC Ltd. ADR	5	767
Concho Resources, Inc. (A)	9	1,041
ConocoPhillips	14	957
Continental Resources, Inc. (A)	18	2,293
EOG Resources, Inc.	16	3,089
Gulfport Energy Corp. (A)	25	1,751
Noble Energy, Inc.	35	2,490
Oasis Petroleum LLC (A)	11	472
Pioneer Natural Resources Co.	6	1,048
Rice Energy, Inc. (A)	48	1,275
RSP Permian, Inc. (A)	39	1,118
Southwestern Energy Co. (A)	65	2,995

		32,216

Oil & Gas Refining & Marketing – 6.8%
Marathon Petroleum Corp.	24	2,089
Marathon Petroleum Corp. L.P.	32	1,543
Phillips 66	21	1,603
Tesoro Corp.	23	1,179
Valero Energy Corp.	21	1,128

		7,542

Oil & Gas Storage & Transportation – 9.7%
Enbridge, Inc.	27	1,224
Energy Transfer Equity L.P.	33	1,522
MarkWest Energy Partners L.P.	27	1,780
Phillips 66 Partners L.P.	35	1,690
Plains GP Holdings L.P., Class A	30	837
Targa Resources Corp.	18	1,781
Valero Energy Partners L.P.	21	820
Williams Co., Inc. (The)	28	1,126

		10,780

Railroads – 1.4%
Canadian Pacific Railway Ltd.	10	1,527

Specialized Finance – 0.9%
CME Group, Inc.	13	988

TOTAL COMMON STOCKS – 97.8%		$108,210
(Cost: $85,956)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.8%
Ecolab, Inc., 0.200%, 4–25–14 (C)	$2,295	2,295
Kellogg Co., 0.270%, 5–23–14 (C)	2,000	1,999

		4,294

Master Note – 2.3%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (D)	2,501	2,501

TOTAL SHORT-TERM SECURITIES – 6.1%		$6,795
(Cost: $6,795)

TOTAL INVESTMENT SECURITIES – 103.9%		$115,005
(Cost: $92,751)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.9%)		(4,338)

NET ASSETS – 100.0%		$110,667

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at March 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$108,210	$—	$—
Short-Term Securities	—	6,795	—
Total	$108,210	$6,795	$—

There were no transfers between any levels during the period ended March 31, 2014.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$92,751
Gross unrealized appreciation	23,502
Gross unrealized depreciation	(1,248)
Net unrealized appreciation	$22,254

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 1.3%
Banco Latinoamericano de Comercio Exterior S.A.	9	$235

Diversified Chemicals – 0.5%
Dow Chemical Co. (The)	2	84

Electric Utilities – 1.8%
Alupar Investimento S.A. (A)(B)	11	87
PPL Corp.	4	119
Transmissora Alianca de Energia Eletrica S.A. (B)	10	86

		292

Integrated Oil & Gas – 0.9%
Royal Dutch Shell plc, Class A (B)	5	171

Oil & Gas Drilling – 0.7%
Seadrill Partners LLC	4	114

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.	3	130
GlaxoSmithKline plc (B)	6	153

		283

Semiconductors – 0.7%
Intel Corp.	4	116

Water Utilities – 0.1%
Aguas Andinas S.A. (B)	34	22

TOTAL COMMON STOCKS – 7.6%		$1,317
(Cost: $1,171)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.0%
Bombardier, Inc.,
7.500%, 3–15–18 (C)	$50	56
Embraer Overseas Ltd.,
6.375%, 1–24–17	100	111

		167

Agricultural Products – 1.2%
CCL Finance Ltd.,
9.500%, 8–15–14	100	103
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	100	101

		204

Airlines – 2.4%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (C)	50	50
Guanay Finance Ltd.,
6.000%, 12–15–20 (C)	250	263
TAM Capital 2, Inc.,
9.500%, 1–29–20 (C)	100	107

		420

Auto Parts & Equipment – 1.2%
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (C)(D)	200	213

Broadcasting – 1.8%
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (E)	300	316

Cable & Satellite – 2.0%
Net Servicos de Comunicacao S.A.,
7.500%, 1–27–20	120	130

VTR Finance B.V.,
6.875%, 1–15–24 (C)	200	208

		338

Coal & Consumable Fuels – 1.8%
PT Adaro Indonesia:
7.625%, 10–22–19 (C)	200	213
7.625%, 10–22–19	100	106

		319

Construction & Engineering – 2.9%
OAS Investments GmbH,
8.250%, 10–19–19 (C)	200	201
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (C)	113	117
Odebrecht Offshore Drilling Finance,
6.750%, 10–1–22 (C)	195	201

		519

Construction Materials – 1.3%
CEMEX S.A.B. de C.V.,
9.000%, 1–11–18 (C)	200	218

Consumer Finance – 0.6%
Financiera Independencia, S.A.B. de C.V., Sociedad Financiera de Objeto Multiple, Entidad No Regulada,
10.000%, 3–30–15	100	103

Diversified Banks – 5.2%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)	200	208
Banco Cruzeiro do Sul S.A.,
7.000%, 7–8–13 (F)	115	17
Banco de Credito del Peru,
4.750%, 3–16–16 (C)	100	106
Bancolombia S.A.,
4.250%, 1–12–16	100	104
HBOS Capital Funding No. 2 L.P.,
6.071%, 6–29–49 (C)	64	64
Societe Generale N.A.,
5.922%, 4–29–49 (C)	100	106
State Bank of India,
4.500%, 10–23–14	100	102
VTB Capital S.A.,
6.000%, 4–12–17 (C)	200	206

		913

Diversified Metals & Mining – 3.1%
Glencore Funding LLC,
6.000%, 4–15–14 (C)	60	60
Suzano Trading Ltd.,
5.875%, 1–23–21 (C)	100	101
Uralkali Finance Ltd.,
3.723%, 4–30–18 (C)	200	189
Vedanta Resources plc,
6.000%, 1–31–19 (C)	200	200

		550

Electric Utilities – 3.4%
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (G)	COP302,000	162
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)	$200	211
Majapahit Holding B.V.,
7.750%, 10–17–16	100	113
Rural Electrification Corp. Ltd.,
4.250%, 1–25–16	100	103

		589

Food Distributors – 1.2%
Olam International Ltd.,
7.500%, 8–12–20	100	107

Olam International Ltd., Convertible,
6.000%, 10–15–16	100	108

		215

Household Appliances – 0.4%
Controladora Mabe S.A. de C.V.:
6.500%, 12–15–15	50	52
6.500%, 12–15–15 (C)	25	26

		78

Independent Power Producers & Energy Traders – 0.6%
China Resources Power Holdings Co. Ltd.,
3.750%, 8–3–15	100	102

Industrial Conglomerates – 0.6%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (C)	100	104

Integrated Oil & Gas – 1.4%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.),
4.875%, 3–17–20	250	251

Integrated Telecommunication Services – 2.4%
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (C)	200	198
Verizon Communications, Inc.,
3.650%, 9–14–18	200	213

		411

IT Consulting & Other Services – 1.2%
iGATE Corp.,
4.750%, 4–15–19 (C)	200	201

Marine – 1.1%
SCF Capital Ltd.,
5.375%, 10–27–17	200	188

Oil & Gas Drilling – 3.6%
Lancer Finance Co. (SPV) Ltd.,
5.850%, 12–12–16 (C)	44	44
Noble Group Ltd.,
4.875%, 8–5–15	100	103
Oro Negro Drilling Pte. Ltd.,
7.500%, 1–24–19 (C)	200	201
QGOG Atlantic/Alaskan Rigs Ltd.,
5.250%, 7–30–18 (C)	272	281

		629

Oil & Gas Exploration & Production – 3.5%
Novatek Finance Ltd.,
5.326%, 2–3–16 (C)	200	205
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (C)	100	104
7.250%, 12–12–21 (C)	100	110
Pan American Energy LLC,
7.875%, 5–7–21	100	102
YPF Sociedad Anonima,
8.875%, 12–19–18 (C)	80	84

		605

Oil & Gas Refining & Marketing – 1.3%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	200	218

Oil & Gas Storage & Transportation – 0.8%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (G)	COP274,000	145

Other Diversified Financial Services – 1.9%
MTS International Funding Ltd.,
5.000%, 5–30–23 (C)	$350	324

Packaged Foods & Meats – 3.8%
BFF International Ltd.:
7.250%, 1–28–20	100	113
8.500%, 4–27–71	200	203
Bunge Limited Finance Corp.,
5.350%, 4–15–14	25	25

JBS Finance II Ltd.,
8.250%, 1–29–18 (C)	100	107
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (C)	200	211

		659

Paper Products – 1.3%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)	25	26
4.375%, 5–15–23 (C)	200	194

		220

Regional Banks – 1.1%
OJSC Russian Agricultural Bank,
5.100%, 7–25–18 (C)	200	195

Restaurants – 0.6%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (G)	BRL250	101

Steel – 1.7%
Evraz Group S.A.,
7.400%, 4–24–17	$200	196
Steel Capital S.A.,
6.700%, 10–25–17	100	104

		300

Wireless Telecommunication Service – 2.1%
American Tower Corp.,
3.400%, 2–15–19	125	128
Indosat Palapa Co. B.V.,
7.375%, 7–29–20 (C)	100	109
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (C)(G)	RUB5,000	136

		373

TOTAL CORPORATE DEBT SECURITIES – 58.5%		$10,188
(Cost: $10,177)

OTHER GOVERNMENT SECURITIES
Luxembourg – 0.9%
BC Luxco 1 S.A.,
7.375%, 1–29–20	$150	151

Mexico – 0.1%
Financiera Independencia S.A.B. de C.V., SOFOM, E.N.R.,
10.000%, 3–30–15 (C)	25	26

Russia – 1.1%
Russian Federation,
3.500%, 1–16–19 (C)	200	198

Supranational – 0.3%
Central American Bank for Economic Integration,
5.375%, 9–24–14	58	59

Venezuela – 1.0%
Corporacion Andina de Fomento,
3.750%, 1–15–16	155	162

TOTAL OTHER GOVERNMENT SECURITIES – 3.4%		$596
(Cost: $595)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 20.3%
U.S. Treasury Notes:
0.875%, 2–28–17	700	700
0.625%, 8–31–17	1,500	1,475
0.750%, 12–31–17	1,250	1,226
1.750%, 5–15–22	145	137

		3,538

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 20.3%		$3,538
(Cost: $3,598)

SHORT-TERM SECURITIES
Master Note – 10.8%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (H)	1,881	1,881

TOTAL SHORT-TERM SECURITIES – 10.8%		$1,881
(Cost: $1,881)

TOTAL INVESTMENT SECURITIES – 100.6%		$17,520
(Cost: $17,422)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)		(110)

NET ASSETS – 100.0%		$17,410

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $6,600 or 37.9% of net assets.

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, COP - Columbian Peso and RUB - Russian Ruble).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	174	4-28-14	$—	$3

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,317	$—	$—
Corporate Debt Securities	—	10,188	—
Other Government Securities	—	596	—
United States Government Obligations	—	3,538	—
Short-Term Securities	—	1,881	—
Total	$1,317	$16,203	$—
Liabilities
Forward Foreign Currency Contracts	$—	$3	$—

During the period ended March 31, 2014, securities totaling $152 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Levels 1 and 2 during the period ended.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$17,422
Gross unrealized appreciation	429
Gross unrealized depreciation	(331)
Net unrealized appreciation	$98

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Bermuda – 1.1%
Nabors Industries Ltd.	78	$1,924

Canada – 6.6%
Canadian Natural Resources Ltd.	58	2,206
Canadian Pacific Railway Ltd.	28	4,189
Suncor Energy, Inc.	130	4,551
Yamana Gold, Inc.	98	860

		11,806

China – 0.0%
China Metal Recycling (Holdings) Ltd.	1,900	—	*

Netherlands – 3.4%
Chicago Bridge & Iron Co. N.V., NY Shares	31	2,710
Core Laboratories N.V.	17	3,334

		6,044

Switzerland – 3.6%
Pentair, Inc.	22	1,742
Weatherford International Ltd. (A)	267	4,633

		6,375

United Kingdom – 6.1%
BHP Billiton plc	147	4,530
Randgold Resources Ltd. ADR	13	979
Rio Tinto plc	96	5,324

		10,833

United States – 77.0%
Anadarko Petroleum Corp.	32	2,717
Antero Resources Corp. (A)	34	2,103
Axiall Corp.	68	3,061
Baker Hughes, Inc.	84	5,450
Cabot Oil & Gas Corp.	75	2,533
Cameron International Corp. (A)	43	2,662
Caterpillar, Inc.	27	2,673
CME Group, Inc.	32	2,379
Concho Resources, Inc. (A)	24	2,995
ConocoPhillips	20	1,432
Continental Resources, Inc. (A)	33	4,088
Dow Chemical Co. (The)	128	6,232
Dril-Quip, Inc. (A)	20	2,208
Eastman Chemical Co.	22	1,879
Energy Transfer Equity L.P.	43	2,020
EOG Resources, Inc.	22	4,336
Exxon Mobil Corp.	9	850
Flowserve Corp.	53	4,152
Fluor Corp.	41	3,194
FMC Technologies, Inc. (A)	67	3,498
Forum Energy Technologies, Inc. (A)	63	1,961
Frank’s International N.V.	33	820
Freeport-McMoRan Copper & Gold, Inc., Class B	124	4,087
Gulfport Energy Corp. (A)	19	1,356
Halliburton Co.	192	11,308
Jacobs Engineering Group, Inc. (A)	26	1,645
Joy Global, Inc.	40	2,311
LyondellBasell Industries N.V., Class A	48	4,296
Marathon Petroleum Corp.	30	2,633
MarkWest Energy Partners L.P.	26	1,682
Monsanto Co.	16	1,786
National Oilwell Varco, Inc.	23	1,814
Noble Energy, Inc.	61	4,319
Oasis Petroleum LLC (A)	19	801
Occidental Petroleum Corp.	19	1,772

Oceaneering International, Inc.	13	905
Patterson-UTI Energy, Inc.	65	2,048
Phillips 66	34	2,651
Pioneer Natural Resources Co.	14	2,667
Plains GP Holdings L.P., Class A	55	1,547
PPG Industries, Inc.	10	1,886
Rice Energy, Inc. (A)	45	1,185
Schlumberger Ltd.	100	9,766
Southern Copper Corp.	30	865
Southwestern Energy Co. (A)	80	3,665
Superior Energy Services, Inc.	78	2,405
Tesoro Corp.	14	716
Valero Energy Corp.	36	1,933
Valero Energy Partners L.P.	14	570
Williams Co., Inc. (The)	23	935

		136,797

TOTAL COMMON STOCKS – 97.8%		$173,779
(Cost: $154,456)

PREFERRED STOCKS
United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(B)	68	—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Master Note – 2.0%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (C)	$3,619	3,619

TOTAL SHORT-TERM SECURITIES – 2.0%		$3,619
(Cost: $3,619)

TOTAL INVESTMENT SECURITIES – 99.8%		$177,398
(Cost: $158,286)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		323

NET ASSETS – 100.0%		$177,721

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At March 31, 2014, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	68	$211	$–

The total value of this security represented 0.0% of net assets at March 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	State Street Global Markets	570	4-28-14	$—	$10
Sell	British Pound	UBS AG	4,267	4-28-14	—	76
Sell	Canadian Dollar	State Street Global Markets	589	4-28-14	—	8
Sell	Canadian Dollar	UBS AG	4,994	4-28-14	—	62
					$—	$156

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$115,308	$—	$—
Financials	2,379	—	—
Industrials	20,306	—	—
Materials	35,786	—	—	*
Total Common Stocks	$173,779	$—	$—	*
Short-Term Securities	—	3,619	—
Total	$173,779	$3,619	$—	*
Liabilities
Forward Foreign Currency Contracts	$—	$156	$—

As of March 31, 2014, there were no transfers between any levels during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$158,286
Gross unrealized appreciation	25,015
Gross unrealized depreciation	(5,903)
Net unrealized appreciation	$19,112

SCHEDULE OF INVESTMENTS Growth (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.5%
Boeing Co. (The)	202	$25,374
Precision Castparts Corp.	102	25,756

		51,130

Apparel Retail – 0.7%
Limited Brands, Inc.	133	7,533

Apparel, Accessories & Luxury Goods – 0.6%
Under Armour, Inc., Class A (A)	57	6,500

Application Software – 1.5%
Adobe Systems, Inc. (A)	266	17,454

Automotive Retail – 2.1%
AutoZone, Inc. (A)	26	14,179
O’Reilly Automotive, Inc. (A)	62	9,230

		23,409

Biotechnology – 10.8%
Amgen, Inc.	109	13,444
Biogen Idec, Inc. (A)	136	41,445
Celgene Corp. (A)	146	20,396
Gilead Sciences, Inc. (A)	660	46,768

		122,053

Brewers – 2.2%
Anheuser-Busch InBev S.A. ADR	237	24,977

Broadcasting – 3.0%
CBS Corp., Class B	462	28,533
Discovery Holding Co., Class A (A)	68	5,591

		34,124

Cable & Satellite – 1.7%
Comcast Corp., Class A	392	19,598

Casinos & Gaming – 7.3%
Las Vegas Sands, Inc.	608	49,073
Wynn Resorts Ltd.	153	33,967

		83,040

Computer Hardware – 3.4%
Apple, Inc.	71	37,840

Construction & Farm Machinery & Heavy Trucks – 0.8%
Caterpillar, Inc.	89	8,854

Consumer Electronics – 2.3%
Harman International Industries, Inc.	242	25,728

Data Processing & Outsourced Services – 7.4%
MasterCard, Inc., Class A	628	46,905
Visa, Inc., Class A	170	36,696

		83,601

Diversified Chemicals – 1.6%
PPG Industries, Inc.	91	17,625

Electrical Components & Equipment – 0.2%
Rockwell Automation, Inc.	21	2,566

Fertilizers & Agricultural Chemicals – 1.0%
Monsanto Co.	99	11,206

Footwear – 1.4%
NIKE, Inc., Class B	219	16,138

Health Care Facilities – 1.6%
HCA Holdings, Inc. (A)	340	17,855

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	374	29,603

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Worldwide Holdings, Inc. (A)	153	3,392
Starwood Hotels & Resorts Worldwide, Inc.	111	8,848

		12,240

Industrial Conglomerates – 0.8%
Danaher Corp.	115	8,655

Industrial Machinery – 4.6%
Flowserve Corp.	218	17,039
Pall Corp.	125	11,211
Pentair, Inc.	299	23,722

		51,972

Internet Retail – 3.4%
Amazon.com, Inc. (A)	64	21,571
priceline.com, Inc. (A)	14	16,686

		38,257

Internet Software & Services – 6.3%
Facebook, Inc., Class A (A)	437	26,301
Google, Inc., Class A (A)	31	35,063
LinkedIn Corp., Class A (A)	53	9,729

		71,093

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corp., Class A (A)	280	14,145

Motorcycle Manufacturers – 1.7%
Harley-Davidson, Inc.	294	19,557

Movies & Entertainment – 0.9%
News Corp. Ltd., Class A	321	10,266

Oil & Gas Equipment & Services – 2.7%
National Oilwell Varco, Inc.	77	6,004
Schlumberger Ltd.	255	24,886

		30,890

Pharmaceuticals – 3.7%
Bristol-Myers Squibb Co.	243	12,598
Johnson & Johnson	159	15,648
Shire Pharmaceuticals Group plc ADR	88	12,996

		41,242

Railroads – 6.3%
Canadian Pacific Railway Ltd.	187	28,070
Kansas City Southern	111	11,329
Union Pacific Corp.	164	30,851

		70,250

Restaurants – 0.5%
Starbucks Corp.	75	5,489

Semiconductor Equipment – 2.0%
Applied Materials, Inc.	1,089	22,231

Semiconductors – 1.5%
Xilinx, Inc.	315	17,111

Tobacco – 1.7%
Philip Morris International, Inc.	230	18,830

Wireless Telecommunication Service – 3.8%
American Tower Corp., Class A	243	19,887
Crown Castle International Corp.	195	14,365
SBA Communications Corp. (A)	93	8,468

		42,720

TOTAL COMMON STOCKS – 99.0%		$1,115,782
(Cost: $807,018)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.0%
Kroger Co. (The), 0.190%, 4–1–14 (B)	$2,728	2,728
Roche Holdings, Inc., 0.070%, 4–28–14 (B)	5,000	4,999
St. Jude Medical, Inc., 0.160%, 5–2–14 (B)	3,000	3,000

		10,727

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (C)	2,765	2,765

TOTAL SHORT-TERM SECURITIES – 1.2%		$13,492
(Cost: $13,492)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,129,274
(Cost: $820,510)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,906)

NET ASSETS – 100.0%		$1,127,368

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,115,782	$—	$—
Short-Term Securities	—	13,492	—
Total	$1,115,782	$13,492	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$820,510
Gross unrealized appreciation	313,729
Gross unrealized depreciation	(4,965)
Net unrealized appreciation	$308,764

SCHEDULE OF INVESTMENTS High Income (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$49

Consumer Finance – 0.2%
JGWPT Holdings, Inc., Class A (A)	82		1,490

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	4		148

Integrated Telecommunication Services – 0.5%
Verizon Communications, Inc.	51		2,425
Windstream Corp.	104		854

			3,279

Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream Partners L.P.	14		320
Inergy L.P.	33		456

			776

Railroads – 0.0%
Kansas City Southern	3		286

Trading Companies & Distributors – 0.2%
HD Supply Holdings, Inc. (A)	60		1,569

TOTAL COMMON STOCKS – 1.0%			$7,597
(Cost: $6,330)

PREFERRED STOCKS
Consumer Finance – 0.1%
Ally Financial, Inc., 8.125%	22		601
Ally Financial, Inc., 8.500%	18		482

			1,083

Steel – 0.1%
ArcelorMittal, 6.000%, Convertible	23		541

TOTAL PREFERRED STOCKS – 0.2%			$1,624
(Cost: $1,525)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	1		$150

TOTAL WARRANTS – 0.0%			$150
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.2%
Lamar Media Corp.,
5.375%, 1–15–24 (C)	$1,376		1,410

Aerospace & Defense – 1.1%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (C)	5,011		5,400
TransDigm Group, Inc.:
5.500%, 10–15–20	708		720
7.500%, 7–15–21	2,048		2,268

			8,388

Agricultural Products – 0.6%
American Seafoods Group LLC,
10.750%, 5–15–16 (C)	1,716		1,774

ASG Consolidated LLC,
15.000%, 5–15–17 (C)(D)	3,318	3,185

		4,959

Air Freight & Logistics – 0.5%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	3,365	3,836

Airlines – 0.4%
United Continental Holdings, Inc. (GTD by United Air Lines, Inc.):
6.000%, 7–15–26	1,000	945
6.000%, 7–15–28	2,000	1,835

		2,780

Alternative Carriers – 0.7%
Level 3 Communications, Inc.,
8.875%, 6–1–19	513	564
Level 3 Communications, Inc. and Level 3 Financing, Inc.,
7.000%, 6–1–20	3,604	3,906
Level 3 Financing, Inc.,
6.125%, 1–15–21 (C)	510	538

		5,008

Aluminum – 0.2%
Wise Metals Group LLC,
8.750%, 12–15–18 (C)	1,606	1,722

Apparel Retail – 2.0%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	4,274	4,130
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (C)(D)	2,586	2,670
Gymboree Corp. (The),
9.125%, 12–1–18	1,779	1,505
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	1,445	1,561
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	391	397
Jones Group, Inc. (The), Jones Apparel Group Holdings, Inc., Jones Apparel Group USA, Inc. and JAG Footwear, Accessories and Retail Corp.,
6.875%, 3–15–19	1,230	1,267
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (C)	3,152	3,463

		14,993

Application Software – 0.3%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (C)	1,813	1,910

Applications Software – 0.3%
Epicor Software Corp.,
8.625%, 5–1–19	2,383	2,606

Auto Parts & Equipment – 2.4%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
3.500%, 3–15–17 (C)	749	756
4.875%, 3–15–19 (C)	2,499	2,543
6.000%, 8–1–20 (C)	2,499	2,649
5.875%, 2–1–22 (C)	1,503	1,526
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(D)	2,110	2,110
IDQ Holdings, Inc.,
11.500%, 4–1–17 (C)	4,021	4,373
Schaeffler Finance B.V.,
4.750%, 5–15–21 (C)	772	789
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (C)(D)	3,103	3,301

		18,047

Automobile Manufacturers – 0.5%
Chrysler Group LLC and CG Co-Issuer, Inc.,
8.250%, 6–15–21 (C)	245	277
General Motors Co.:
4.875%, 10–2–23 (C)	659	675
6.250%, 10–2–43 (C)	1,098	1,189
Jaguar Land Rover plc,
5.625%, 2–1–23 (C)	1,458	1,520
Navistar International Corp.,
8.250%, 11–1–21	450	459

		4,120

Automotive Retail – 0.5%
Sonic Automotive, Inc.,
5.000%, 5–15–23	4,227	4,148

Biotechnology – 0.0%
Emergent BioSolutions, Inc., Convertible,
2.875%, 1–15–21 (C)	65	70

Broadcasting – 1.9%
CBS Outdoor Americas, Inc.:
5.250%, 2–15–22 (C)	500	513
5.625%, 2–15–24 (C)	500	513
Clear Channel Outdoor Holdings, Inc.:
6.500%, 11–15–22	994	1,061
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	1,780	1,922
Cumulus Media, Inc.,
7.750%, 5–1–19	3,645	3,882
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19	3,930	4,460
13.375%, 10–15–19	1,584	1,857

		14,208

Building Products – 2.0%
CPG Merger Sub LLC,
8.000%, 10–1–21 (C)	2,577	2,770
HD Supply, Inc.:
7.500%, 7–15–20	2,072	2,261
11.500%, 7–15–20	4,116	4,898
Ply Gem Industries, Inc.,
6.500%, 2–1–22 (C)	2,211	2,233
USG Corp.,
5.875%, 11–1–21 (C)	2,772	2,952

		15,114

Cable & Satellite – 2.3%
Cablevision Systems Corp.,
5.875%, 9–15–22	2,593	2,645
CCO Holdings, LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21	293	295
6.500%, 4–30–21	244	259
5.250%, 9–30–22	390	385
5.125%, 2–15–23	390	375
5.750%, 9–1–23	98	97
5.750%, 1–15–24	2,519	2,500
DISH DBS Corp.:
6.750%, 6–1–21	836	936
5.000%, 3–15–23	418	421
LYNX I Corp.,
5.375%, 4–15–21 (C)	488	504
LYNX II Corp.,
6.375%, 4–15–23 (C)	146	155
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (C)	1,960	2,063
4.625%, 5–15–23 (C)	936	882
VTR Finance B.V.,
6.875%, 1–15–24 (C)	5,285	5,497
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)	673	720

		17,734

Casinos & Gaming – 1.2%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD1,198	1,096

MCE Finance Ltd.,
5.000%, 2–15–21 (C)	$3,074	3,074
Pinnacle Entertainment, Inc. and PNK Finance Corp.,
6.375%, 8–1–21 (C)	1,024	1,065
Wynn Macau Ltd.,
5.250%, 10–15–21 (C)	3,529	3,591

		8,826

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (C)	2,203	2,308

Commodity Chemicals – 0.6%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (C)(D)	4,333	4,506

Communications Equipment – 0.9%
Eagle Midco, Inc.,
9.000%, 6–15–18 (C)(D)	6,670	7,004

Construction Materials – 0.7%
Headwaters, Inc.,
7.250%, 1–15–19 (C)	910	949
Headwaters, Inc., Convertible,
8.750%, 2–1–16	1,933	2,090
Hillman Group, Inc. (The),
10.875%, 6–1–18	2,232	2,377

		5,416

Consumer Finance – 2.9%
Creditcorp,
12.000%, 7–15–18 (C)	4,228	4,313
General Motors Financial Co., Inc.,
4.250%, 5–15–23	644	636
MISA Investments Ltd.,
8.625%, 8–15–18 (C)	4,146	4,270
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	5,523	5,689
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	986	1,001
TransUnion LLC and TransUnion Financing Corp.,
9.625%, 6–15–18 (D)	5,430	5,769

		21,678

Data Processing & Outsourced Services – 1.1%
Alliance Data Systems Corp.,
6.375%, 4–1–20 (C)	5,733	6,106
Bankrate, Inc.,
6.125%, 8–15–18 (C)	1,986	2,105

		8,211

Distillers & Vintners – 0.4%
Constellation Brands, Inc.:
3.750%, 5–1–21	856	837
4.250%, 5–1–23	1,970	1,925

		2,762

Distributors – 0.7%
LKQ Corp.,
4.750%, 5–15–23 (C)	2,250	2,132
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)	3,133	3,384

		5,516

Diversified Banks – 0.4%
Bank of America Corp.:
8.000%, 12–29–49	1,450	1,642
8.125%, 12–29–49	426	487
Barclays plc,
8.250%, 12–29–49	1,009	1,059

		3,188

Diversified Capital Markets – 0.9%
JLL /Delta Dutch Newco B.V.,
7.500%, 2–1–22 (C)	1,037	1,068
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	5,196	5,560

		6,628

Diversified Metals & Mining – 1.1%
American Gilsonite Holding Co.,
11.500%, 9–1–17 (C)	1,905	1,981

Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (C)	489	524
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (C)	2,039	2,243
6.875%, 4–1–22 (C)	3,567	3,844

		8,592

Diversified Real Estate Activities – 0.1%
CBRE Services, Inc.,
5.000%, 3–15–23	1,053	1,054

Diversified Support Services – 0.8%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	1,500	1,639
10.750%, 10–15–19 (C)	1,821	2,017
Nexeo Solutions LLC,
8.375%, 3–1–18	2,146	2,167

		5,823

Education Services – 1.8%
Laureate Education, Inc.,
9.250%, 9–1–19 (C)	13,103	13,955

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (C)	2,202	2,356

Electronic Components – 0.0%
WireCo WorldGroup, Inc.,
9.500%, 5–15–17	91	94

Electronic Manufacturing Services – 0.7%
KEMET Corp.,
10.500%, 5–1–18	5,189	5,435

Food Distributors – 1.4%
Diamond Foods, Inc.,
7.000%, 3–15–19 (C)	487	504
Hawk Acquisition Sub, Inc.,
4.250%, 10–15–20 (C)	1,003	987
Michael Foods Holding, Inc.,
8.500%, 7–15–18 (C)(D)	5,305	5,544
Simmons Foods, Inc.,
10.500%, 11–1–17 (C)	2,841	3,079
Sun Merger Sub, Inc.,
5.875%, 8–1–21 (C)	864	896

		11,010

Food Retail – 0.2%
Pantry, Inc., (The),
8.375%, 8–1–20	1,100	1,188

Gas Pipe Lines – 0.2%
Sabine Pass Liquefaction LLC:
5.625%, 2–1–21 (F)	1,010	1,042
5.625%, 4–15–23	359	357

		1,399

Health Care Equipment – 0.5%
DJO Finance LLC and DJO Finance Corp.,
9.750%, 10–15–17	420	445
VWR Funding, Inc.,
7.250%, 9–15–17	3,398	3,653

		4,098

Health Care Facilities – 3.1%
Capsugel S.A.,
7.000%, 5–15–19 (C)(D)	1,019	1,050
Catamaran Corp.,
4.750%, 3–15–21	1,016	1,030
Chiron Merger Sub, Inc.,
12.500%, 11–1–19	811	943
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	2,570	2,647
FWCT-2 Escrow Corp.:
5.125%, 8–1–21 (C)	501	514
6.875%, 2–1–22 (C)	1,752	1,831
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.000%, 3–15–24	1,305	1,307
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (C)	1,341	1,376

Tenet Healthcare Corp.:
6.750%, 2–1–20	1,408	1,482
6.000%, 10–1–20 (C)	1,928	2,063
8.125%, 4–1–22	4,821	5,386
6.875%, 11–15–31	3,993	3,594

		23,223

Health Care Services – 1.6%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (C)	6,790	7,367
Truven Health Analytics,
10.625%, 6–1–20	4,000	4,540

		11,907

Health Care Supplies – 0.1%
Alere, Inc.,
6.500%, 6–15–20	693	728

Home Furnishings – 0.5%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (C)	4,026	4,091

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Worldwide Finance LLC,
5.625%, 10–15–21 (C)	6,568	6,864
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21	1,898	1,912

		8,776

Industrial Conglomerates – 0.3%
WESCO Distribution, Inc.,
5.375%, 12–15–21 (C)	2,424	2,479

Industrial Machinery – 0.1%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7–15–19	941	1,047

Integrated Telecommunication Services – 0.1%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (C)	629	638
Windstream Corp.,
7.750%, 10–15–20	383	411

		1,049

Internet Software & Services – 0.4%
IAC/InterActiveCorp.,
4.750%, 12–15–22	743	727
J2 Global, Inc.,
8.000%, 8–1–20	1,502	1,637
VeriSign, Inc.,
4.625%, 5–1–23	760	730

		3,094

Investment Banking & Brokerage – 0.2%
GFI Group, Inc.,
9.625%, 7–19–18 (F)	1,735	1,848

IT Consulting & Other Services – 0.8%
Akamai Technologies, Inc., Convertible,
0.000%, 2–15–19 (C)(G)	151	149
Flextronics International Ltd.,
5.000%, 2–15–23	3,082	3,106
iGATE Corp.,
4.750%, 4–15–19 (C)	1,822	1,829
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	1,089	1,146

		6,230

Leasing – 0.3%
Aircastle Ltd.,
5.125%, 3–15–21	2,544	2,547

Leisure Facilities – 0.9%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (C)	1,742	1,807
Regal Entertainment Group,
5.750%, 2–1–25	3,505	3,426
Viking Cruises Ltd.,
8.500%, 10–15–22 (C)	1,110	1,260

		6,493

Metal & Glass Containers – 1.6%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	2,746	2,904
BOE Intermediate Holding Corp.,
9.000%, 11–1–17 (C)(D)	1,844	2,010
BOE Merger Corp.,
9.500%, 11–1–17 (C)(D)	1,609	1,706
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	4,829	5,130

		11,750

Metals / Mining – 0.2%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (C)(D)	1,374	1,378
Imperial Metals Corp.,
7.000%, 3–15–19 (C)	314	320

		1,698

Movies & Entertainment – 0.2%
AMC Entertainment, Inc.,
5.875%, 2–15–22 (C)	759	772
WMG Acquisition Corp.:
5.625%, 4–15–22 (C)	251	255
6.750%, 4–15–22 (C)	754	759

		1,786

Oil & Gas Equipment & Services – 0.8%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	2,735	2,899
SESI LLC,
7.125%, 12–15–21	3,004	3,350

		6,249

Oil & Gas Exploration & Production – 0.6%
Chesapeake Energy Corp.,
5.750%, 3–15–23	1,506	1,594
Whiting Petroleum Corp.:
5.000%, 3–15–19	1,201	1,270
5.750%, 3–15–21	1,569	1,687

		4,551

Oil & Gas Refining & Marketing – 2.3%
EP Energy LLC and Everest Acquisition Finance, Inc.,
7.750%, 9–1–22	336	377
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	5,070	5,532
Offshore Group Investment Ltd.:
7.500%, 11–1–19	3,850	4,100
7.125%, 4–1–23	1,858	1,891
Samson Investment Co.,
10.750%, 2–15–20 (C)(F)	1,964	2,141
Shelf Drilling Holdings Ltd.,
8.625%, 11–1–18 (C)	2,827	3,060

		17,101

Other Diversified Financial Services – 3.5%
Abengoa Finance SAU,
7.750%, 2–1–20 (C)	3,849	4,157
Artesyn Escrow, Inc.,
9.750%, 10–15–20 (C)	1,477	1,396
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	3,033	3,132
Michaels FinCo Holdings LLC,
7.500%, 8–1–18 (C)(D)	4,348	4,478
NCR Escrow Corp.:
5.875%, 12–15–21 (C)	1,759	1,851
6.375%, 12–15–23 (C)	1,656	1,760
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	5,704	6,274
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (C)(D)	1,492	1,542
Westmoreland Escrow Corp.,
10.750%, 2–1–18 (C)	1,403	1,533

		26,123

Packaged Foods & Meats – 0.3%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (C)(D)	2,175	2,284

Paper Packaging – 0.8%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.:
5.625%, 12–15–16 (C)	1,819	1,864
6.000%, 6–15–17 (C)	790	818
Exopack Holdings S.A.,
7.875%, 11–1–19 (C)	610	647
Reynolds Group Holdings Ltd.:
9.000%, 4–15–19	1,953	2,089
8.250%, 2–15–21 (F)	280	306

		5,724

Personal Products – 0.3%
Elizabeth Arden, Inc.,
7.375%, 3–15–21	1,875	2,016

Pharmaceuticals – 1.3%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (C)	6,311	6,674
Grifols Worldwide Operations Ltd.,
5.250%, 4–1–22 (C)	525	537
Salix Pharmaceuticals Ltd.,
6.000%, 1–15–21 (C)	2,252	2,404

		9,615

Precious Metals & Minerals – 0.3%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (C)	1,792	2,012

Property & Casualty Insurance – 0.7%
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	5,188	5,408

Real Estate Services – 0.6%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (C)	4,038	4,220

Restaurants – 0.9%
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (C)(G)	8,280	7,007

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	170	187

Semiconductors – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19 (C)	101	101
Micron Technology, Inc.,
5.875%, 2–15–22 (C)	2,517	2,637

		2,738

Specialized Consumer Services – 3.3%
Ancestry.com Holdings LLC,
9.625%, 10–15–18 (C)(D)	1,224	1,285
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	6,528	6,772
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)	3,243	3,462
7.500%, 6–15–19 (C)(E)	EUR1,787	2,683
Emdeon, Inc.,
11.000%, 12–31–19	$1,204	1,395
First Data Holdings, Inc.,
14.500%, 9–24–19 (C)(D)	751	706
Lansing Trade Group,
9.250%, 2–15–19 (C)	1,834	1,834
Nielsen Finance,
5.500%, 10–1–21 (C)	2,871	2,997
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)	3,000	3,008

		24,142

Specialized Finance – 2.1%
Consolidated Communications Finance Co.,
10.875%, 6–1–20	1,710	1,988
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (C)	1,881	2,074

International Lease Finance Corp.:
5.875%, 4–1–19	815	890
4.625%, 4–15–21	286	286
5.875%, 8–15–22	1,234	1,305
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (C)	7,121	7,797
WM Holdings Finance Corp.,
13.750%, 10–1–19	1,495	1,798

		16,138

Specialized REITs – 0.7%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	5,171	5,430

Specialty Stores – 3.1%
Central Garden & Pet Co.,
8.250%, 3–1–18	2,492	2,570
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)	11,527	12,016
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (C)	205	213
New Academy Finance Co. LLC,
8.000%, 6–15–18 (C)(D)	3,274	3,352
PETCO Holdings, Inc.,
8.500%, 10–15–17 (C)(D)	1,891	1,926
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (C)(D)	3,436	3,505

		23,582

Technology Distributors – 1.2%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (C)(D)	2,694	2,822
9.750%, 1–15–19 (C)	5,215	5,788

		8,610

Textiles – 0.2%
Quiksilver, Inc. and QS Wholesale, Inc.:
7.875%, 8–1–18 (C)	712	774
10.000%, 8–1–20	950	1,081

		1,855

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp.:
10.125%, 2–15–19 (C)	495	541
6.750%, 6–15–21 (C)	4,573	4,573

		5,114

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)	2,358	2,414

Wireless Telecommunication Service – 2.8%
Digicel Group Ltd.,
8.250%, 9–30–20 (C)	2,313	2,468
DigitalGlobe, Inc.,
5.250%, 2–1–21	2,117	2,091
Sprint Corp.:
7.250%, 9–15–21 (C)	2,137	2,329
7.875%, 9–15–23 (C)	2,137	2,351
7.125%, 6–15–24 (C)	7,811	8,201
T-Mobile USA, Inc.:
6.542%, 4–28–20	980	1,055
6.633%, 4–28–21	492	529
6.125%, 1–15–22	791	829
6.731%, 4–28–22	196	210
6.836%, 4–28–23	196	210
6.500%, 1–15–24	1,091	1,143

		21,416

TOTAL CORPORATE DEBT SECURITIES – 71.9%		$544,782
(Cost: $523,707)

MUNICIPAL BONDS
Puerto Rico – 0.2%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	1,470	$1,376

TOTAL MUNICIPAL BONDS – 0.2%		$1,376
(Cost: $1,367)

LOANS
Air Freight & Logistics – 0.1%
DAE Aviation Holdings, Inc.,
7.750%, 7–29–19 (F)	1,016	1,033

Apparel Retail – 1.8%
Gymboree Corp. (The),
5.000%, 11–23–17 (F)	509	457
Lands’ End, Inc.,
0.000%, 3–14–21 (F)	1,473	1,470
Nine West Holdings, Inc.,
0.000%, 12–5–20 (F)	3,065	3,074
Talbots, Inc. (The):
4.750%, 3–17–20 (F)	1,301	1,299
8.250%, 3–17–21 (F)	1,561	1,584
True Religion Apparel, Inc.:
5.875%, 7–29–19 (F)	2,183	2,081
5.875%, 7–30–19 (F)	2,194	2,091
11.000%, 1–30–20 (F)	1,339	1,279

		13,335

Application Software – 2.7%
Applied Systems, Inc.:
4.250%, 1–15–21 (F)	414	415
7.500%, 1–15–22 (F)	2,311	2,346
Aptean Holdings, Inc.:
5.250%, 2–6–20 (F)	1,534	1,538
0.000%, 2–21–21 (F)	255	258
8.500%, 2–21–21 (F)	767	777
Misys plc and Magic Newco LLC,
12.000%, 6–12–19 (F)	13,154	15,060

		20,394

Auto Parts & Equipment – 0.2%
Direct ChassisLink, Inc.,
8.250%, 11–7–19 (F)	1,225	1,235

Building Products – 0.6%
GYP Holdings III Corp.:
0.000%, 3–27–21 (F)	2,121	2,110
0.000%, 3–27–22 (F)	2,121	2,129

		4,239

Casinos & Gaming – 0.2%
Centaur Acquisition LLC,
8.750%, 2–20–20 (F)	675	688
Gateway Casinos & Entertainment Ltd.:
6.250%, 11–4–19 (E)(F)	CAD2	2
5.577%, 11–26–19 (E)(F)	970	872

		1,562

Commodity Chemicals – 0.1%
Kronos Worldwide, Inc.,
4.750%, 1–31–20 (F)	$504	507

Construction Materials – 0.3%
Continental Building Products LLC,
4.750%, 8–28–20 (F)	2,698	2,701

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 1–27–22 (F)	3,395	3,372

Diversified Chemicals – 0.2%
Al Chem & Cy S.C.A.,
8.250%, 4–3–20 (F)	1,231	1,249

Diversified Support Services – 1.3%
Advantage Sales & Marketing, Inc.,
8.250%, 6–18–18 (F)	4,890	4,953
Omnitracs, Inc.:
4.750%, 10–29–20 (F)	703	710
8.750%, 4–29–21 (F)	470	476
Sprint Industrial Holdings LLC:
7.000%, 5–14–19 (F)	2,176	2,181
11.250%, 5–14–19 (F)	1,222	1,228

		9,548

Environmental & Facilities Services – 0.3%
Brickman Group Ltd. (The):
4.000%, 12–11–20 (F)	1,537	1,539

7.500%, 12–11–21 (F)	513	522

		2,061

Food Distributors – 0.2%
Performance Food Group, Inc.,
6.250%, 11–14–19 (F)	1,701	1,724

Food Retail – 0.4%
Focus Brands, Inc.:
10.250%, 8–21–18 (F)	2,837	2,876

General Merchandise Stores – 1.0%
BJ’s Wholesale Club, Inc.:
4.500%, 9–26–19 (F)	2,019	2,024
8.500%, 3–31–20 (F)	2,817	2,879
Orchard Acquisition Co. LLC,
7.000%, 2–8–19 (F)	2,592	2,638

		7,541

Health Care Facilities – 0.3%
CHS/Community Health Systems, Inc.:
4.250%, 1–22–21 (F)	519	522
MPH Acquisition Holdings LLC,
4.000%, 3–21–21 (F)	629	627
Surgery Center Holdings, Inc.,
9.750%, 4–11–20 (F)	1,144	1,131

		2,280

Health Care Services – 0.6%
Accellent, Inc.:
0.000%, 2–21–22 (F)	101	100
7.500%, 2–21–22 (F)	1,313	1,301
Ikaria, Inc.:
5.000%, 2–4–21 (F)	1,627	1,636
8.750%, 2–4–22 (F)	1,525	1,544

		4,581

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6–13–20 (F)	3,952	4,041

Health Care Technology – 1.0%
Carestream Health, Inc.,
9.500%, 12–7–19 (F)	3,447	3,514
Merge Healthcare, Inc.,
6.000%, 4–3–19 (F)	1,533	1,441
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20 (F)	1,272	1,264
9.250%, 11–4–21 (F)	765	773

		6,992

Hotels, Resorts & Cruise Lines – 0.9%
Four Seasons Hotels Ltd.,
6.250%, 12–27–20 (F)	3,071	3,112
Hilton Worldwide Finance LLC:
3.750%, 9–23–20 (F)	263	264
3.750%, 10–15–20 (F)	3,553	3,557

		6,933

Housewares & Specialties – 0.5%
KIK Custom Products, Inc.:
5.500%, 5–17–19 (F)	2,449	2,439
9.500%, 11–17–19 (F)	1,487	1,496

		3,935

Independent Power Producers & Energy Traders – 0.6%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (F)	135	137
6.375%, 8–13–19 (F)	2,053	2,079
Texas Competitive Electric Holdings Co. LLC:
4.737%, 10–10–17 (F)	3,291	2,369

		4,585

Industrial Conglomerates – 0.5%
Crosby Worldwide Ltd.:
4.000%, 11–22–20 (F)	1,225	1,218
7.000%, 11–22–21 (F)	2,768	2,786

		4,004

Industrial Machinery – 0.6%
Capital Safety North America Holdings, Inc.:
0.000%, 3–26–21 (F)	1,062	1,060
0.000%, 3–26–22 (F)	3,398	3,417

		4,477

Internet Software & Services – 0.3%
Avast Software,
5.000%, 3–18–20 (F)	1,302	1,299
W3 Co.,
9.250%, 9–1–20 (F)	892	892

		2,191

Investment Banking & Brokerage – 0.2%
Bats Global Markets, Inc.:
0.000%, 1–7–20 (F)	153	154
5.000%, 1–7–20 (F)	1,714	1,724

		1,878

IT Consulting & Other Services – 1.3%
Active Network, Inc. (The):
5.500%, 11–15–20 (F)	2,454	2,474
9.500%, 11–15–21 (F)	2,583	2,635
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20 (F)	3,277	3,079
9.250%, 7–13–21 (F)	1,587	1,448

		9,636

Leisure Facilities – 0.3%
Northfield Park Associates LLC:
0.000%, 11–9–18 (F)	789	802
9.000%, 12–10–18 (F)	1,627	1,653

		2,455

Life Sciences Tools & Services – 0.2%
Atrium Innovations, Inc.:
4.250%, 1–29–21 (F)	406	404
0.000%, 7–29–21 (F)	1,070	1,085
7.750%, 7–29–21 (F)	305	309

		1,798

Metal & Glass Containers – 0.3%
Evergreen Tank Solution, Inc.,
9.500%, 9–28–18 (F)	2,181	2,179

Movies & Entertainment – 0.9%
Formula One Holdings Ltd. and Alpha Topco Ltd.,
9.250%, 10–16–19 (F)	5,642	5,874
Yonkers Racing Corp.,
8.750%, 8–20–20 (F)	1,324	1,311

		7,185

Oil & Gas Exploration & Production – 1.1%
Chesapeake Energy Corp.:
0.000%, 12–2–17 (F)	2,000	2,043
5.750%, 12–2–17 (F)	5,589	5,710
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (F)	843	853

		8,606

Oil & Gas Refining & Marketing – 1.8%
Fieldwood Energy LLC,
8.125%, 9–30–20 (F)	7,054	7,338
Samson Investment Co.,
5.000%, 9–25–18 (F)	1,116	1,126
Shelf Drilling Midco Ltd.,
10.000%, 10–8–18 (D)(F)	4,713	4,813

		13,277

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20 (F)	1,072	1,082
11.750%, 2–16–21 (F)	1,099	1,099

		2,181

Other Diversified Financial Services – 0.4%
SEI Holdings Corp.,
0.000%, 3–24–22 (F)	2,678	2,664

Paper Packaging – 0.3%
FPC Holdings, Inc.,
9.250%, 5–27–20 (F)	1,740	1,710
Ranpak Corp.,
8.500%, 4–10–20 (F)	1,358	1,385

		3,095

Pharmaceuticals – 0.2%
Patheon, Inc.,
4.250%, 1–23–21 (F)	1,560	1,551

Research & Consulting Services – 0.6%
AlixPartners LLP,
9.000%, 7–2–21 (D)(F)	1,489	1,519
Larchmont Resources LLC, 8.250%, 8–7–19 (F)	3,202	3,250

		4,769

Specialty Chemicals – 0.3%
Chromaflo Technologies Corp.:
4.500%, 12–2–19 (F)	491	492
8.250%, 6–2–20 (F)	1,394	1,403

		1,895

TOTAL LOANS – 23.8%		$180,565
(Cost: $177,013)

SHORT-TERM SECURITIES
Commercial Paper – 2.0%
Bemis Company, Inc., 0.230%, 4–3–14 (H)	2,000	2,000
Clorox Co. (The):
0.160%, 4–14–14 (H)	4,000	4,000
0.160%, 4–21–14 (H)	7,200	7,199
Kroger Co. (The), 0.190%, 4–1–14 (H)	1,806	1,806

		15,005

TOTAL SHORT-TERM SECURITIES – 2.0%		$15,005
(Cost: $15,005)

TOTAL INVESTMENT SECURITIES – 99.1%		$751,099
(Cost: $725,019)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		6,442

NET ASSETS – 100.0%		$757,541

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $370,086 or 48.9% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at March 31, 2014.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	6,034	4-28-14	$—	$3

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$7,548	$—	$49
Preferred Stocks	1,083	541	—
Warrants	—	—	150
Corporate Debt Securities	—	529,132	15,650
Municipal Bonds	—	1,376	—
Loans	—	132,399	48,166
Short-Term Securities	—	15,005	—
Total	$8,631	$678,453	$64,015
Liabilities
Forward Foreign Currency Contracts	$—	$3	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 1-1-14	$49	$150	$15,286	$40,917
Net realized gain (loss)	—	—	159	2
Net unrealized appreciation (depreciation)	—	—	(105)	245
Purchases	—	—	931	13,242
Sales	—	—	(1,560)	(229)
Amortization/Accretion of premium/discount	—	—	1	6
Transfers into Level 3 during the period	—	—	16,225	5,126
Transfers out of Level 3 during the period	—	—	(15,287)	(11,143)
Ending Balance 3-31-14	$49	$150	$15,650	$48,166
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-14	$—	$—	$(176)	$258

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2014, securities totaling $583 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$49	Broker	Broker quotes
Warrants	$150	Broker	Broker quotes
Corporate Debt Securities	$15,650	Third-party valuation service	Broker quotes
Loans	$48,166	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$725,019
Gross unrealized appreciation	28,265
Gross unrealized depreciation	(2,185)
Net unrealized appreciation	$26,080

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.2%
Amcor Ltd.	968	$9,323
Coca-Cola Amatil Ltd.	918	9,392
Stockland Corp. Ltd.	2,540	8,833
Telstra Corp. Ltd. ADR	1,576	7,423

		34,971

Brazil – 2.8%
Hypermarcas S.A.	1,496	10,841
TIM Participacoes S.A.	1,322	6,858
TIM Participacoes S.A. ADR	37	962

		18,661

China – 3.4%
Baidu.com, Inc. ADR (A)	47	7,217
China Construction Bank Corp.	11,681	8,177
China Unicom Ltd.	5,470	7,193

		22,587

Denmark – 1.3%
TDC A/S	960	8,878

France – 13.0%
Bouygues S.A.	182	7,594
Cap Gemini S.A.	122	9,199
Gaz de France	311	8,509
L Air Liquide S.A.	27	3,673
Publicis Groupe S.A. (A)	105	9,484
Remy Cointreau S.A.	85	6,789
Sanofi-Aventis	110	11,500
Total S.A.	356	23,334
Vinci	100	7,394

		87,476

Germany – 6.5%
Bayer AG	97	13,181
DaimlerChrysler AG, Registered Shares	146	13,769
Deutsche Bank AG	156	6,985
Fresenius SE & Co. KGaA	63	9,910

		43,845

Hong Kong – 2.6%
Cheung Kong (Holdings) Ltd.	788	13,065
SJM Holdings Ltd.	1,616	4,542

		17,607

Israel – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	290	15,337

Japan – 17.7%
Asahi Breweries Ltd.	31	870
Bridgestone Corp.	240	8,521
Chiyoda Corp.	429	5,532
FamilyMart Co. Ltd.	163	7,171
Fuji Media Holdings, Inc.	405	7,428
Honda Motor Co. Ltd.	211	7,411
Inpex Corp.	803	10,415
Isuzu Motors Ltd.	1,370	7,872
Komatsu Ltd.	384	7,956
Millea Holdings, Inc.	378	11,332
Mitsubishi Corp.	427	7,926
Mizuho Financial Group, Inc.	5,407	10,686
Nissin Kogyo Co. Ltd.	368	6,865
Softbank Corp.	104	7,859
Tokyo Electron Ltd.	178	10,920

		118,764

Luxembourg – 1.6%
Acergy S.A.	574	10,675

Mexico – 2.5%
Grupo Financiero Banorte S.A.B. de C.V.	1,314	8,886
Grupo Televisa S.A. GDR	246	8,189

		17,075

Netherlands – 3.2%
ING Groep N.V., Certicaaten Van Aandelen (A)	984	13,936
Royal DSM Heerlen	113	7,721

		21,657

Singapore – 1.2%
United Overseas Bank Ltd.	468	8,055

South Korea – 2.5%
Hyundai Mobis	29	8,470
Samsung Electronics Co. Ltd.	6	8,138

		16,608

Spain – 3.9%
Amadeus IT Holding S.A.	173	7,169
CaixaBank S.A.	1,825	11,741
Gestevision Telecinco S.A.	638	7,426

		26,336

Sweden – 1.6%
Investor AB, B Shares	294	10,625

Switzerland – 3.4%
Credit Suisse Group AG, Registered Shares	238	7,689
Nestle S.A., Registered Shares	203	15,276

		22,965

United Kingdom – 19.3%
British Sky Broadcasting Group plc	533	8,110
Burberry Group plc	349	8,112
GlaxoSmithKline plc	387	10,267
Kingfisher plc	933	6,557
Petrofac Ltd.	400	9,581
Prudential plc	377	7,970
Reckitt Benckiser Group plc	107	8,709
Rolls-Royce Group plc	445	7,966
Royal Dutch Shell plc, Class A	375	13,703
SABMiller plc	300	14,957
Shire plc	467	22,918
Unilever plc	248	10,568

		129,418

United States – 2.7%
Cognizant Technology Solutions Corp., Class A (A)	180	9,109
Yahoo!, Inc. (A)	249	8,955

		18,064

TOTAL COMMON STOCKS – 96.7%		$649,604
(Cost: $570,374)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.2%
Illinois Tool Works, Inc., 0.090%, 4–10–14 (B)	$5,000	4,999
Kellogg Co., 0.270%, 5–23–14 (B)	3,000	2,999
Sysco Corp., 0.070%, 4–1–14 (B)	1,811	1,811

Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank), 0.110%, 4–25–14 (B)	5,000	5,000

		14,809

Master Note – 0.3%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (C)	1,770	1,770

TOTAL SHORT-TERM SECURITIES – 2.5%		$16,579
(Cost: $16,580)

TOTAL INVESTMENT SECURITIES – 99.2%		$666,183
(Cost: $586,954)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		5,480

NET ASSETS – 100.0%		$671,663

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Barclays Capital, Inc.	37,300	4-28-14	$102	—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$112,757	$—	$—
Consumer Staples	84,573	—	—

Energy	67,707	—	—
Financials	127,980	—	—
Health Care	83,111	—	—
Industrials	44,369	—	—
Information Technology	60,707	—	—
Materials	20,717	—	—
Telecommunication Services	39,174	—	—
Utilities	8,509	—	—
Total Common Stocks	$649,604	$—	$—
Short-Term Securities	—	16,579	—
Total	$649,604	$16,579	$—
Forward Foreign Currency Contracts	$—	$102	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$586,954
Gross unrealized appreciation	91,576
Gross unrealized depreciation	(12,347)
Net unrealized appreciation	$79,229

SCHEDULE OF INVESTMENTS International Growth (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.9%
Telstra Corp. Ltd. ADR	1,746	$8,224

Canada – 0.8%
Agrium, Inc.	35	3,401

China – 1.7%
Baidu.com, Inc. ADR (A)	26	4,011
Ctrip.com International Ltd. (A)	65	3,268

		7,279

Finland – 1.0%
Nokia OYJ	590	4,382

France – 16.5%
Cap Gemini S.A.	116	8,781
Compagnie Generale des Etablissements Michelin, Class B	58	7,210
European Aeronautic Defence and Space Co.	104	7,451
LVMH Moet Hennessy - Louis Vuitton	31	5,555
Publicis Groupe S.A. (A)	47	4,274
Remy Cointreau S.A.	24	1,907
Safran	185	12,809
Sanofi-Aventis	69	7,155
Vinci	187	13,878

		69,020

Germany – 14.1%
Bayer AG	82	11,098
Bayerische Motoren Werke AG	34	4,242
Continental AG	44	10,525
DaimlerChrysler AG, Registered Shares	115	10,868
Fresenius SE & Co. KGaA	77	11,997
Linde AG	32	6,321
SAP AG	51	4,101

		59,152

Hong Kong – 2.0%
Galaxy Entertainment Group	984	8,557

India – 0.7%
NMDC Ltd.	1,345	3,135

Ireland – 1.6%
Smurfit Kappa Group plc	286	6,918

Israel – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	202	10,682

Japan – 15.3%
Daihatsu Motor Co. Ltd.	174	3,073
Fuji Heavy Industries Ltd.	319	8,638
JGC Corp.	125	4,348
Komatsu Ltd.	306	6,347
Mitsubishi Corp.	265	4,911
Mitsubishi Electric Corp.	369	4,154
Mitsui & Co. Ltd.	178	2,518
Mizuho Financial Group, Inc.	2,032	4,017
Nissin Kogyo Co. Ltd.	279	5,207
ORIX Corp.	482	6,782
Sumitomo Corp.	274	3,486
Sumitomo Mitsui Trust Holdings, Inc.	317	1,431

Tokyo Electron Ltd.	154	9,431

		64,343

Mexico – 1.6%
Grupo Financiero Banorte S.A.B. de C.V.	980	6,627

Netherlands – 1.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	182	6,383

Norway – 1.1%
Yara International ASA	106	4,674

South Korea – 4.0%
Hyundai Motor Co.	47	11,040
Samsung Electronics Co. Ltd.	5	5,955

		16,995

Spain – 2.6%
CaixaBank S.A.	1,713	11,023

Switzerland – 6.8%
Compagnie Financiere Richemont S.A.	44	4,201
Credit Suisse Group AG, Registered Shares	272	8,790
Novartis AG, Registered Shares	86	7,319
Swatch Group Ltd. (The), Bearer Shares	14	8,484

		28,794

Taiwan – 1.5%
MediaTek, Inc.	427	6,303

United Kingdom – 13.6%
Aviva plc	593	4,718
Capita Group plc (The)	163	2,973
Diageo plc	136	4,209
Experian plc	321	5,787
GlaxoSmithKline plc	304	8,056
Merlin Entertainments plc (A)	638	4,010
Prudential plc	364	7,699
Royal Dutch Shell plc, Class A	182	6,658
Shire plc	263	12,902

		57,012

United States – 6.5%
Cognizant Technology Solutions Corp., Class A (A)	198	10,020
InBev N.V.	92	9,605
Schlumberger Ltd.	57	5,557
Veeco Instruments, Inc. (A)	54	2,280

		27,462

TOTAL COMMON STOCKS – 97.3%		$410,366
(Cost: $344,293)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.2%
Roche Holdings, Inc.,
0.070%, 4–28–14 (B)	$5,000	5,000

Master Note- 0.9%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (C)	4,066	4,066

Municipal Obligations - Taxable – 0.2%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.070%, 4–1–14 (C)	700	700

TOTAL SHORT-TERM SECURITIES – 2.3%		$9,766
(Cost: $9,766)

TOTAL INVESTMENT SECURITIES – 99.6%		$420,132
(Cost: $354,059)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,884

NET ASSETS – 100.0%		$422,016

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	UBS AG	30,100	4-28-14	$55	$—
Sell	Japanese Yen	Goldman Sachs International	2,098,600	4-28-14	141	—
					$196	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$105,537	$—	$—
Consumer Staples	15,721	—	—
Energy	12,215	—	—
Financials	51,088	—	—
Health Care	69,208	—	—
Industrials	68,659	—	—
Information Technology	55,265	—	—
Materials	24,449	—	—
Telecommunication Services	8,224	—	—
Total Common Stocks	$410,366	$—	$—
Short-Term Securities	—	9,766	—
Total	$410,366	$9,766	$—
Forward Foreign Currency Contracts	$—	$196	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$354,059
Gross unrealized appreciation	71,954
Gross unrealized depreciation	(5,881)
Net unrealized appreciation	$66,073

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.1%
Bombardier, Inc., 7.500%, 3–15–18 (A)	$4,500	$5,074

Agricultural Chemicals – 1.0%
Potash Corp. of Saskatchewan, Inc., 6.500%, 5–15–19	3,570	4,209

Air Freight & Logistics – 0.6%
FedEx Corp., 8.000%, 1–15–19	2,252	2,798

Airlines – 0.5%
Southwest Airlines Co., 5.125%, 3–1–17	2,263	2,482

Apparel Retail – 0.5%
Limited Brands, Inc., 8.500%, 6–15–19	2,000	2,420

Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (A)	1,000	1,007

Automobile Manufacturers – 4.3%
Borg Warner Automotive, Inc., 8.000%, 10–1–19	2,000	2,477
General Motors Co., 3.500%, 10–2–18 (A)	1,500	1,528
Hyundai Capital America:
1.875%, 8–9–16 (A)	1,000	1,011
2.875%, 8–9–18 (A)	1,000	1,019
Nissan Motor Acceptance Corp., 1.950%, 9–12–17 (A)	3,370	3,386
Toyota Motor Credit Corp.:
2.000%, 9–15–16	1,750	1,797
2.000%, 10–24–18	4,000	3,995
Volkswagen International Finance N.V.:
1.625%, 3–22–15 (A)	1,000	1,011
2.375%, 3–22–17 (A)	1,000	1,029
2.125%, 11–20–18 (A)	2,000	2,000

		19,253

Automotive Retail – 0.8%
AutoZone, Inc., 1.300%, 1–13–17	3,500	3,493

Biotechnology – 0.9%
Amgen, Inc., 6.150%, 6–1–18	3,500	4,073

Brewers – 1.7%
Heineken N.V., 1.400%, 10–1–17 (A)	2,000	1,992
International CCE, Inc., 2.125%, 9–15–15	1,075	1,094
SABMiller Holdings, Inc., 1.850%, 1–15–15 (A)	500	505
SABMiller plc, 6.500%, 7–15–18 (A)	3,500	4,105

		7,696

Broadcasting – 1.0%
CBS Corp.:
7.625%, 1–15–16	1,000	1,117
8.875%, 5–15–19	2,557	3,279

		4,396

Cable & Satellite – 2.2%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 10–1–19	3,984	4,570
TCI Communications, Inc., 8.750%, 8–1–15	1,415	1,568
Time Warner Co., Inc. (GTD by Time Warner, Inc.), 7.250%, 10–15–17	3,337	3,939

		10,077

Coal & Consumable Fuels – 0.2%
Joy Global, Inc., 6.000%, 11–15–16	1,000	1,112

Consumer Finance – 7.1%
American Express Co., 7.000%, 3–19–18	3,000	3,559
American Express Credit Corp., 1.300%, 7–29–16	1,500	1,512
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,224
2.125%, 10–10–18	3,000	3,013
Capital One Bank USA N.A., 2.150%, 11–21–18	2,000	1,985
Capital One Financial Corp.:
2.150%, 3–23–15	1,000	1,015
6.750%, 9–15–17	1,000	1,166
Caterpillar Financial Services Corp., 1.000%, 11–25–16	3,000	3,006
Ford Motor Credit Co. LLC:
1.500%, 1–17–17	1,000	997
5.000%, 5–15–18	3,626	4,002
Hyundai Capital Services, Inc.:
4.375%, 7–27–16 (A)	2,285	2,439
3.500%, 9–13–17 (A)	1,500	1,570
Penske Truck Leasing Co. L.P. and PTL Finance Corp., 3.125%, 5–11–15 (A)	4,000	4,098
Western Union Co. (The), 5.930%, 10–1–16	2,000	2,215

		31,801

Data Processing & Outsourced Services – 0.9%
Alliance Data Systems Corp., 5.250%, 12–1–17 (A)	3,000	3,143
Fidelity National Financial, Inc., 6.600%, 5–15–17	1,000	1,134

		4,277

Department Stores – 0.3%
Macy’s Retail Holdings, Inc., 7.450%, 7–15–17	1,000	1,179

Distillers & Vintners – 2.5%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 7.750%, 1–15–19	3,250	4,027
Beam, Inc., 1.875%, 5–15–17	3,672	3,678
Diageo Capital plc, 5.750%, 10–23–17	3,000	3,438

		11,143

Diversified Banks – 4.2%
Bank of America Corp.:
5.650%, 5–1–18	1,000	1,131
2.600%, 1–15–19	2,000	2,008
Bank of Nova Scotia (The):
1.375%, 7–15–16	2,000	2,020
2.050%, 10–30–18	2,500	2,492
Bear Stearns Co., Inc. (The), 6.400%, 10–2–17	2,000	2,309

Commonwealth Bank of Australia:
1.950%, 3–16–15	1,000	1,015
2.250%, 3–13–19	2,500	2,489
HSBC Bank plc, 3.100%, 5–24–16 (A)	1,000	1,046
U.S. Bancorp, 2.200%, 11–15–16	1,000	1,032
Wachovia Corp., 5.750%, 2–1–18	1,500	1,718
Wells Fargo & Co., 2.150%, 1–15–19	2,000	1,996

		19,256

Diversified Chemicals – 0.7%
Dow Chemical Co. (The), 4.250%, 11–15–20	1,168	1,236
E.I. du Pont de Nemours and Co., 6.000%, 7–15–18	1,845	2,148

		3,384

Diversified Metals & Mining – 0.3%
Rio Tinto Finance (USA) Ltd., 2.250%, 9–20–16	1,500	1,542

Education Services – 0.6%
Cornell University, 5.450%, 2–1–19	2,500	2,861

Electric Utilities – 2.0%
Dayton Power & Light Co. (The), 1.875%, 9–15–16 (A)	1,000	1,014
Kansas City Power & Light Co., 7.150%, 4–1–19	3,590	4,382
Mississippi Power Co., 2.350%, 10–15–16	1,500	1,545
PacifiCorp, 5.500%, 1–15–19	2,100	2,408

		9,349

Electronic Equipment & Instruments – 0.6%
Xerox Corp., 6.350%, 5–15–18	2,328	2,691

Electronic Manufacturing Services – 0.3%
Jabil Circuit, Inc., 7.750%, 7–15–16	1,000	1,135

Environmental & Facilities Services – 1.6%
Republic Services, Inc., 3.800%, 5–15–18	4,000	4,242
Waste Management, Inc., 6.100%, 3–15–18	1,000	1,156
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 7.375%, 3–11–19	1,700	2,050

		7,448

Food Distributors – 2.4%
Bestfoods, 7.000%, 10–15–17	2,500	2,936
Campbell Soup Co., 3.375%, 8–15–14	2,000	2,021
ConAgra Foods, Inc.:
1.300%, 1–25–16	1,000	1,007
5.819%, 6–15–17	1,000	1,130
7.000%, 4–15–19	1,000	1,196
Wm. Wrigley Jr. Co.:
2.000%, 10–20–17 (A)	1,000	1,003
2.400%, 10–21–18 (A)	2,000	2,006

		11,299

Food Retail – 0.6%
Kroger Co. (The), 6.800%, 12–15–18	2,245	2,666

Forest Products – 0.2%
Georgia-Pacific LLC, 5.400%, 11–1–20 (A)	1,000	1,122

General Merchandise Stores – 0.9%
Dollar General Corp., 4.125%, 7–15–17	4,000	4,279

Health Care Services – 2.0%
Medco Health Solutions, Inc.:
2.750%, 9–15–15	1,000	1,025
7.125%, 3–15–18	3,100	3,659
Quest Diagnostics, Inc.:
3.200%, 4–1–16	1,000	1,042
6.400%, 7–1–17	3,000	3,405

		9,131

Health Care Supplies – 2.3%
Abbott Laboratories, 4.125%, 5–27–20	1,000	1,078
Catholic Health Initiatives, 2.600%, 8–1–18	3,000	3,003
DENTSPLY International, Inc., 2.750%, 8–15–16	1,000	1,035
Express Scripts Holding Co., 2.100%, 2–12–15	1,000	1,013
Express Scripts, Inc., 7.250%, 6–15–19	1,000	1,215
Laboratory Corp. of America Holdings, 2.500%, 11–1–18	3,000	2,990

		10,334

Home Improvement Retail – 0.5%
Lowe’s Co., Inc., 2.125%, 4–15–16	2,000	2,054

Industrial Conglomerates – 1.9%
Danaher Corp., 5.400%, 3–1–19	3,750	4,282
General Electric Capital Corp., 5.625%, 5–1–18	3,500	4,001

		8,283

Industrial Machinery – 0.9%
Ingersoll–Rand Global Holding Co. Ltd., 2.875%, 1–15–19 (A)	4,028	4,017

Integrated Oil & Gas – 3.1%
Petro-Canada, 6.050%, 5–15–18	1,130	1,302
Phillips Pertroleum Co., 6.650%, 7–15–18	3,000	3,559
Shell International Finance B.V., 4.300%, 9–22–19	2,625	2,898
Statoil ASA (GTD by Statoil Petroleum AS), 1.950%, 11–8–18	1,500	1,502
StatoilHydro ASA (GTD by StatoilHydro Petroleum AS), 5.250%, 4–15–19	2,000	2,278
Suncor Energy, Inc., 6.100%, 6–1–18	2,000	2,311

		13,850

Integrated Telecommunication Services – 1.0%
AT&T, Inc., 5.800%, 2–15–19	1,000	1,155
CC Holdings GS V LLC, 2.381%, 12–15–17	1,000	1,000
Verizon Communications, Inc.:
6.350%, 4–1–19	1,000	1,180
2.550%, 6–17–19	1,000	1,006

		4,341

Investment Banking & Brokerage – 2.3%
Goldman Sachs Group, Inc. (The):
3.700%, 8–1–15	1,000	1,037
7.500%, 2–15–19	3,250	3,934
Morgan Stanley:
6.000%, 4–28–15	2,000	2,111
5.625%, 9–23–19	3,000	3,413

		10,495

Leisure Products – 0.2%
Mattel, Inc., 2.500%, 11–1–16	1,000	1,032

Life & Health Insurance – 2.2%
Aflac, Inc., 8.500%, 5–15–19	2,917	3,750
MetLife, Inc.:
5.000%, 6–15–15	1,553	1,635
6.817%, 8–15–18	3,058	3,650

Prudential Financial, Inc., 4.750%, 9–17–15	1,000	1,057

		10,092

Metal & Glass Containers – 0.3%
FBG Finance Ltd., 7.875%, 6–1–16 (A)	1,000	1,144

Multi-Utilities – 0.8%
Dominion Resources, Inc., 6.400%, 6–15–18	3,000	3,497

Oil & Gas Drilling – 0.9%
Transocean, Inc., 2.500%, 10–15–17	4,000	4,027

Oil & Gas Equipment & Services – 1.0%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	3,000	3,549
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 1.950%, 9–14–16 (A)	1,000	1,024

		4,573

Oil & Gas Exploration & Production – 3.9%
Anadarko Petroleum Corp., 5.750%, 6–15–14	1,775	1,793
BP Capital Markets plc (GTD by BP plc), 2.241%, 9–26–18	3,000	3,024
EOG Resources, Inc., 4.100%, 2–1–21	1,000	1,077
EQT Corp., 8.125%, 6–1–19	3,900	4,759
Marathon Oil Corp., 0.900%, 11–1–15	2,000	2,004
Petrohawk Energy Corp., 7.250%, 8–15–18	1,000	1,061
Plains Exploration & Production Co.:
6.125%, 6–15–19	2,000	2,208
8.625%, 10–15–19	1,500	1,629

		17,555

Oil & Gas Storage & Transportation – 2.3%
Copano Energy LLC and Copano Energy Finance Corp., 7.125%, 4–1–21	995	1,131
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.):
3.250%, 10–1–15	1,500	1,547
2.700%, 4–1–19	1,000	998
Kinder Morgan Energy Partners L.P., 5.950%, 2–15–18	3,000	3,400
Maritimes & Northeast Pipeline LLC, 7.500%, 5–31–14 (A)	3,291	3,319

		10,395

Other Diversified Financial Services – 2.5%
Citigroup, Inc.:
1.250%, 1–15–16	1,000	1,004
1.700%, 7–25–16	1,000	1,011
6.125%, 11–21–17	1,500	1,718
Daimler Finance North America LLC, 1.300%, 7–31–15 (A)	1,760	1,772
ING Bank N.V., 2.375%, 6–9–14 (A)	1,000	1,004
John Deere Capital Corp., 1.200%, 10–10–17	1,000	997
JPMorgan Chase & Co., 6.000%, 1–15–18	3,316	3,807

		11,313

Packaged Foods & Meats – 1.1%
Kellogg Co., 4.150%, 11–15–19	4,630	4,961

Pharmaceuticals – 2.6%
AbbVie, Inc., 1.200%, 11–6–15	1,500	1,513
Merck Sharp & Dohme Corp.,
5.000%, 6–30–19	3,000	3,394

Mylan, Inc., 7.875%, 7–15–20 (A)	3,000	3,363
Roche Holdings, Inc., 6.000%, 3–1–19 (A)	3,040	3,573

		11,843

Railroads – 0.7%
Union Pacific Corp., 2.250%, 2–15–19	3,000	3,001

Regional Banks – 0.8%
PNC Bank N.A., 1.300%, 10–3–16	2,000	2,014
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.), 6.700%, 6–10–19	1,447	1,744

		3,758

Semiconductors – 0.2%
Broadcom Corp., 2.700%, 11–1–18	1,000	1,027

Soft Drinks – 1.0%
Bottling Group LLC, 5.125%, 1–15–19	3,995	4,508

Specialty Chemicals – 0.9%
Methanex Corp., 3.250%, 12–15–19	4,000	3,995

Systems Software – 1.8%
CA, Inc.:
6.125%, 12–1–14	1,000	1,035
5.375%, 12–1–19	3,000	3,356
Oracle Corp., 5.000%, 7–8–19	3,450	3,895

		8,286

Trucking – 0.4%
Ryder System, Inc., 2.450%, 11–15–18	2,000	2,002

Wireless Telecommunication Service – 1.7%
America Movil, S.A.B. de C.V.:
2.375%, 9–8–16	3,000	3,087
5.000%, 3–30–20	1,000	1,096
American Tower Corp.:
7.000%, 10–15–17	2,000	2,324
5.900%, 11–1–21	1,000	1,122
Crown Castle International Corp., 5.250%, 1–15–23	200	203

		7,832

TOTAL CORPORATE DEBT SECURITIES – 79.5%		$360,868
(Cost: $359,402)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.4%
Federal National Mortgage Association:
2.000%, 12–30–15	1,000	1,028
5.450%, 10–18–21	4,640	5,156

		6,184

Mortgage-Backed Obligations – 13.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	4,799	5,118
2.500%, 12–15–41	2,314	2,308
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates, 4.000%, 1–1–27	4,994	5,280
Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8–1–28	4,812	4,903
3.000%, 9–1–28	4,802	4,905
3.500%, 10–1–28	5,216	5,422

Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2–25–25	2,888	2,926
2.000%, 4–25–39	1,776	1,722
4.000%, 5–25–39	1,821	1,895
3.000%, 11–25–39	482	494
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
4.580%, 6–1–19	3,724	4,084
3.680%, 2–1–21	1,798	1,888
4.375%, 6–1–21	1,964	2,153
5.500%, 10–1–21	1,403	1,525
5.500%, 11–1–22	529	575
5.000%, 4–1–24	409	445
3.000%, 7–1–28	4,753	4,848
3.000%, 9–1–28	2,584	2,628
4.000%, 12–1–31	4,210	4,442
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9–20–40	2,226	2,245
2.000%, 3–16–42	2,335	2,277

		62,083

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.1%		$68,267
(Cost: $68,709)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.1%
U.S. Treasury Notes, 0.750%, 10–31–17 (B)	5,000	4,920

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.1%		$4,920
(Cost: $5,007)

SHORT–TERM SECURITIES
Commercial Paper – 4.2%
Ecolab, Inc., 0.200%, 4–25–14 (C)	3,187	3,187
L Oreal USA, Inc., 0.060%, 4–8–14 (C)	5,000	5,000
Mondelez International, Inc., 0.160%, 4–1–14 (C)	3,480	3,480
Sysco Corp., 0.070%, 4–1–14 (C)	7,527	7,526

		19,193

Master Note – 0.3%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (D)	1,153	1,153

TOTAL SHORT–TERM SECURITIES – 4.5%		$20,346
(Cost: $20,347)

TOTAL INVESTMENT SECURITIES – 100.2%		$454,401
(Cost: $453,465)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,076)

NET ASSETS – 100.0%		$453,325

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $61,548 or 13.6% of net assets.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at March 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at March 31, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	6-30-14	517	$(68,874)	$(603)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$357,313	$3,555
United States Government Agency Obligations	—	68,267	—
United States Government Obligations	—	4,920	—
Short-Term Securities	—	20,346	—
Total	$—	$450,846	$3,555
Liabilities
Futures Contracts	$603	$—	$—

During the period ended March 31, 2014, securities totaling $3,538 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. There were no transfers between Levels 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$453,465
Gross unrealized appreciation	2,581
Gross unrealized depreciation	(1,645)
Net unrealized appreciation	$936

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Alternative Carriers – 0.8%
inContact, Inc. (A)	71	$683

Apparel, Accessories & Luxury Goods – 1.4%
Movado Group, Inc.	25	1,143

Application Software – 2.9%
Callidus Software, Inc. (A)	108	1,355
Datawatch Corp. (A)	27	719
Sapiens International Corp. N.V. (A)	42	344

		2,418

Asset Management & Custody Banks – 1.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38	544
Internet Capital Group, Inc. (A)	39	785

		1,329

Auto Parts & Equipment – 2.5%
Amerigon, Inc. (A)	45	1,559
Quantum Fuel Systems Technologies Worldwide, Inc. (A)	47	453

		2,012

Biotechnology – 9.2%
Acceleron Pharma, Inc. (A)	15	514
Argos Therapeutics, Inc. (A)	42	420
Cara Therapeutics, Inc. (A)	53	984
Concert Pharmaceuticals, Inc. (A)	51	683
Enanta Pharmaceuticals, Inc. (A)	36	1,421
KaloBios Pharmaceuticals, Inc. (A)	53	143
NewLink Genetics Corp. (A)	24	670
Repligen Corp. (A)	61	786
Synergy Pharmaceuticals, Inc. (A)	82	433
Vanda Pharmaceuticals, Inc. (A)	58	947
Verastem, Inc. (A)	53	576

		7,577

Broadcasting – 0.6%
Entravision Communications Corp.	77	517

Building Products – 3.4%
American Woodmark Corp. (A)	20	670
Builders FirstSource, Inc. (A)	125	1,137
NCI Building Systems, Inc. (A)	54	945

		2,752

Casinos & Gaming – 1.3%
Multimedia Games Holding Co., Inc. (A)	35	1,028

Communications Equipment – 2.4%
Applied Optoelectronics, Inc. (A)	33	804
Ruckus Wireless, Inc. (A)	40	491
ShoreTel, Inc. (A)	75	647

		1,942

Computer Storage & Peripherals – 0.9%
Datalink Corp. (A)	52	720

Construction & Engineering – 0.1%
Orion Marine Group, Inc. (A)(B)	8	94

Construction & Farm Machinery & Heavy Trucks – 2.6%
Commercial Vehicle Group, Inc. (A)	31	280
Greenbrier Co., Inc. (The) (A)	22	994
Wabash National Corp. (A)	63	868

		2,142

Diversified Banks – 0.5%
Square 1 Financial, Inc., Class A (A)	19	374

Electrical Components & Equipment – 1.1%
LSI Industries, Inc.	40	328
Orion Energy Systems, Inc. (A)	82	592

		920

Electronic Equipment & Instruments – 0.9%
CUI Global, Inc. (A)	69	759

Food Distributors – 0.6%
Chefs’ Warehouse Holdings LLC (The) (A)	23	488

Food Retail – 2.0%
Natural Grocers by Vitamin Cottage, Inc. (A)	37	1,624

Health Care Equipment – 4.9%
Cardiovascular Systems, Inc. (A)	30	964
Cynosure, Inc., Class A (A)	29	836
Oxford Immunotec Global plc (A)	31	612
Rockwell Medical, Inc. (A)	58	733
Sunshine Heart, Inc. (A)	59	347
Veracyte, Inc. (A)	32	546

		4,038

Health Care Facilities – 1.0%
Surgical Care Affiliates, Inc. (A)	26	796

Health Care Supplies – 3.4%
Quidel Corp. (A)	52	1,428
Spectranetics Corp. (The) (A)	33	1,000
TearLab Corp. (A)	52	352

		2,780

Health Care Technology – 0.8%
HealthStream, Inc. (A)	24	649

Heavy Electrical Equipment – 0.9%
PowerSecure International, Inc. (A)	31	729

Home Entertainment Software – 0.5%
Glu Mobile, Inc. (A)	81	385

Homebuilding – 0.7%
M/I Homes, Inc. (A)	25	561

Homefurnishing Retail – 0.7%
Kirkland’s, Inc. (A)	30	558

Integrated Telecommunication Services – 0.5%
Global Telecom & Technology, Inc. (A)	37	393

Internet Retail – 0.8%
RetailMeNot, Inc., Series 1 (A)	20	627

Internet Software & Services – 6.2%
Amber Road, Inc. (A)	52	802
Boingo Wireless, Inc. (A)	40	274
Borderfree, Inc. (A)	23	425
ChannelAdvisor Corp. (A)	19	698
Marchex, Inc., Class B	55	578
Move, Inc. (A)	74	859
Q2 Holdings, Inc. (A)	26	405
SciQuest, Inc. (A)	12	319
SPS Commerce, Inc. (A)	12	750

		5,110

Investment Banking & Brokerage – 0.5%
Marcus & Millichap, Inc. (A)	21	382

IT Consulting & Other Services – 0.9%
Virtusa Corp. (A)	21	704

Leisure Facilities – 0.3%
Town Sports International Holdings, Inc.	32	268

Leisure Products – 3.5%
Arctic Cat, Inc.	21	1,000
Black Diamond, Inc. (A)	34	413
Malibu Boats, Inc., Class A (A)	36	791
Nautilus Group, Inc. (The) (A)	69	666

		2,870

Marine – 0.7%
Baltic Trading Ltd.	91	573

Movies & Entertainment – 1.7%
Rentrak Corp. (A)	23	1,362

Office Services & Supplies – 1.8%
ARC Document Solutions, Inc. (A)	111	828
CyrusOne, Inc.	30	619

		1,447

Oil & Gas Drilling – 0.9%
Pioneer Drilling Co. (A)	57	738

Oil & Gas Equipment & Services – 5.1%
Basic Energy Services, Inc. (A)	64	1,740
RigNet, Inc. (A)	27	1,459
Willbros Group, Inc. (A)	79	991

		4,190

Oil & Gas Exploration & Production – 1.3%
Emerald Oil, Inc. (A)	99	665
Triangle Petroleum Corp. (A)	43	356

		1,021

Packaged Foods & Meats – 0.7%
Inventure Foods, Inc. (A)	39	548

Personal Products – 0.9%
Inter Parfums, Inc.	21	757

Pharmaceuticals – 2.6%
Aerie Pharmaceuticals, Inc. (A)	48	1,021
Intra-Cellular Therapies, Inc. (A)	34	611
XenoPort, Inc. (A)	89	460

		2,092

Regional Banks – 1.0%
TriState Capital Holdings, Inc. (A)	56	796

Restaurants – 4.3%
Chuy’s Holdings, Inc. (A)	24	1,018
Del Frisco’s Restaurant Group, Inc. (A)	33	910
Noodles & Co., Class A (A)	11	418
Red Robin Gourmet Burgers, Inc. (A)	10	710
Ruth’s Hospitality Group, Inc.	41	492

		3,548

Semiconductor Equipment – 1.2%
Nanometrics, Inc. (A)	27	483
Ultra Clean Holdings, Inc. (A)	38	504

		987

Semiconductors – 0.6%
Exar Corp. (A)	39	464

Specialized REITs – 0.8%
Ashford Hospitality Prime, Inc.	42	632

Specialty Stores – 0.7%
Container Store Group, Inc. (The) (A)	18	603

Steel – 0.4%
Universal Stainless & Alloy Products, Inc. (A)	11	361

Systems Software – 2.2%
A10 Networks, Inc. (A)	39	591
Gigamon, Inc. (A)	19	574
Mavenir Systems, Inc. (A)	35	623

		1,788

Thrifts & Mortgage Finance – 0.6%
PennyMac Financial Services, Inc., Class A (A)	29	483

Trading Companies & Distributors – 2.3%
DXP Enterprises, Inc. (A)	11	1,007
Stock Building Supply Holdings, Inc. (A)	42	847

		1,854

Trucking – 2.4%
Celadon Group, Inc.	33	782
Marten Transport Ltd.	28	610
Roadrunner Transportation Systems, Inc. (A)	22	545

		1,937

Wireless Telecommunication Service – 0.9%
RingCentral, Inc., Class A (A)	38	694

TOTAL COMMON STOCKS – 93.4%		$76,247
(Cost: $53,963)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.5%
Sysco Corp.,
0.070%, 4–1–14 (C)	$3,613	3,613

Master Note – 3.5%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (D)	2,885	2,885

TOTAL SHORT-TERM SECURITIES – 8.0%		$6,498
(Cost: $6,498)

TOTAL INVESTMENT SECURITIES – 101.4%		$82,745
(Cost: $60,461)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4%)		(1,136)

NET ASSETS – 100.0%		$81,609

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $94 or 0.1% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$76,247	$—	$—
Short-Term Securities	—	6,498	—
Total	$76,247	$6,498	$—

There were no transfers between any levels during the period ended March 31, 2014.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$60,461
Gross unrealized appreciation	24,319
Gross unrealized depreciation	(2,035)
Net unrealized appreciation	$22,284

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	219	$8,693

Apparel Retail – 5.3%
DSW, Inc., Class A	119	4,249
Limited Brands, Inc.	84	4,791
Ross Stores, Inc.	87	6,218
Urban Outfitters, Inc. (A)	189	6,874

		22,132

Apparel, Accessories & Luxury Goods – 3.4%
Burberry Group plc (B)	190	4,428
Carter’s, Inc.	82	6,378
Fossil, Inc. (A)	32	3,732

		14,538

Application Software – 2.6%
ANSYS, Inc. (A)	68	5,222
Solera Holdings, Inc.	90	5,704

		10,926

Asset Management & Custody Banks – 3.5%
Northern Trust Corp.	174	11,417
Oaktree Capital Group LLC	56	3,266

		14,683

Auto Parts & Equipment – 2.6%
Allison Transmission Holdings, Inc.	153	4,590
Gentex Corp.	210	6,620

		11,210

Automotive Retail – 1.8%
CarMax, Inc. (A)	164	7,692

Biotechnology – 2.6%
ACADIA Pharmaceuticals, Inc. (A)	48	1,159
Alkermes plc (A)	64	2,806
BioMarin Pharmaceutical, Inc. (A)	46	3,145
Medivation, Inc. (A)	60	3,837

		10,947

Building Products – 1.8%
Fortune Brands Home & Security, Inc.	179	7,543

Coal & Consumable Fuels – 1.4%
Joy Global, Inc.	99	5,725

Communications Equipment – 2.7%
Aruba Networks, Inc. (A)	230	4,316
F5 Networks, Inc. (A)(C)	66	7,038

		11,354

Computer Storage & Peripherals – 1.0%
Fusion-io, Inc. (A)	412	4,334

Construction & Engineering – 1.2%
Jacobs Engineering Group, Inc. (A)	79	5,020

Data Processing & Outsourced Services – 1.9%
Vantiv, Inc., Class A (A)	260	7,865

Department Stores – 1.1%
Nordstrom, Inc.	75	4,681

Distillers & Vintners – 1.0%
Brown-Forman Corp., Class B	49	4,387

Distributors – 2.0%
LKQ Corp. (A)	317	8,344

Electrical Components & Equipment – 1.3%
Polypore International, Inc. (A)	160	5,477

Electronic Equipment & Instruments – 0.9%
FLIR Systems, Inc.	103	3,708

Environmental & Facilities Services – 1.2%
Stericycle, Inc. (A)	44	4,948

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Co. (The)	76	4,630

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	53	6,303

Health Care Equipment – 5.4%
Intuitive Surgical, Inc. (A)	16	7,183
Varian Medical Systems, Inc. (A)	113	9,498
Zimmer Holdings, Inc.	67	6,323

		23,004

Health Care Facilities – 2.3%
Acadia Healthcare Co., Inc. (A)	80	3,616
Hologic, Inc. (A)	276	5,924

		9,540

Health Care Services – 0.7%
Premier, Inc. (A)	90	2,954

Health Care Supplies – 2.5%
Align Technology, Inc. (A)	85	4,389
DENTSPLY International, Inc.	134	6,156

		10,545

Home Entertainment Software – 1.8%
Electronic Arts, Inc. (A)	263	7,638

Hotels, Resorts & Cruise Lines – 1.5%
Norwegian Cruise Line Holdings Ltd. (A)	200	6,452

Industrial Machinery – 2.9%
Flowserve Corp.	108	8,460
Graco, Inc.	23	1,712
IDEX Corp.	35	2,551

		12,723

Internet Retail – 0.7%
HomeAway, Inc. (A)	77	2,882

Internet Software & Services – 2.8%
OpenTable, Inc. (A)	49	3,754
WebMD Health Corp., Class A (A)	104	4,317
Zillow, Inc. (A)	45	3,942

		12,013

IT Consulting & Other Services – 1.7%
Teradata Corp. (A)	149	7,351

Leisure Products – 1.7%
Mattel, Inc.	178	7,126

Managed Health Care – 1.1%
Humana, Inc.	42	4,740

Oil & Gas Equipment & Services – 1.2%
Dril-Quip, Inc. (A)	47	5,291

Oil & Gas Exploration & Production – 4.4%
Cabot Oil & Gas Corp.	131	4,448
Continental Resources, Inc. (A)	57	7,139
Southwestern Energy Co. (A)	152	6,987

		18,574

Packaged Foods & Meats – 3.8%
Hain Celestial Group, Inc. (The) (A)	80	7,276
Mead Johnson Nutrition Co.	104	8,659

		15,935

Personal Products – 0.9%
Coty, Inc., Class A	256	3,830

Regional Banks – 5.5%
First Republic Bank	169	9,127
Signature Bank (A)	80	10,091
UMB Financial Corp.	64	4,154

		23,372

Research & Consulting Services – 1.5%
Verisk Analytics, Inc., Class A (A)	109	6,512

Restaurants – 3.3%
Dunkin’ Brands Group, Inc.	174	8,738
Panera Bread Co., Class A (A)	31	5,400

		14,138

Semiconductors – 2.5%
Microchip Technology, Inc.	218	10,402

Specialty Stores – 2.7%
Tiffany & Co.	46	3,972
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	77	7,515

		11,487

Systems Software – 1.0%
ServiceNow, Inc. (A)	72	4,335

Trading Companies & Distributors – 2.2%
Fastenal Co.	186	9,183

TOTAL COMMON STOCKS – 98.1%		$415,167
(Cost: $346,835)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Salix Pharmaceuticals Ltd.:
Call $110.00, Expires 5–16–14, OTC (Ctrpty: Barclays Bank plc)	221	89
Call $110.00, Expires 5–16–14	33	13

TOTAL PURCHASED OPTIONS – 0.0%		$102
(Cost: $100)

SHORT-TERM SECURITIES	Principal
Master Note – 1.2%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (D)	$5,141	5,141

TOTAL SHORT-TERM SECURITIES – 1.2%	$5,141
(Cost: $5,141)

TOTAL INVESTMENT SECURITIES – 99.3%	$420,410
(Cost: $352,076)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%	2,989

NET ASSETS – 100.0%	$423,399

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Alkermes plc	Barclays Bank plc	Put	387	April 2014	$42.00	$52	$(38)
Salix Pharmaceuticals Ltd.	N/A	Put	33	May 2014	95.00	12	(11)
	Barclays Bank plc	Put	221	May 2014	95.00	84	(72)
	Barclays Bank plc	Call	221	May 2014	125.00	11	(20)
	N/A	Call	33	May 2014	125.00	2	(3)
						$161	$(144)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$415,167	$—	$—
Purchased Options	—	102	—
Short-Term Securities	—	5,141	—
Total	$415,167	$5,243	$—
Liabilities
Written Options	$—	$144	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$352,076
Gross unrealized appreciation	77,220
Gross unrealized depreciation	(8,886)
Net unrealized appreciation	$68,334

SCHEDULE OF INVESTMENTS Money Market (in thousands)	MARCH 31, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.210%, 4–24–14	$5,500	$5,500
0.160%, 5–6–14	1,000	1,000
0.210%, 6–11–14	7,500	7,500
0.190%, 6–16–14	2,100	2,100
Bank of America N.A.:
0.190%, 5–22–14	7,600	7,600
0.190%, 5–27–14	5,700	5,700
0.210%, 7–15–14	17,200	17,200
Citibank N.A.:
0.160%, 6–3–14	12,500	12,500
0.160%, 6–17–14	6,000	6,000
JPMorgan Chase Bank N.A., 0.350%, 2–3–15	4,000	4,000
Toyota Motor Credit Corp., 0.200%, 4–25–14 (A)	8,000	8,000

Total Certificate Of Deposit – 10.3%		77,100
Commercial Paper
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.180%, 4–15–14 (B)	10,000	9,999
0.190%, 5–13–14 (B)	4,500	4,499
0.210%, 6–2–14 (B)	4,300	4,298
0.180%, 6–3–14 (B)	7,800	7,798
Bank of Nova Scotia:
0.220%, 5–22–14 (B)	10,000	9,997
0.110%, 6–3–14 (B)	7,500	7,498
COFCO Capital Corp. (GTD by Rabobank Nederland), 0.170%, 4–24–14 (B)	12,100	12,099
Corporacion Andina de Fomento:
0.140%, 4–2–14 (B)	5,000	5,000
0.170%, 6–9–14 (B)	5,500	5,498
Danaher Corp., 0.100%, 4–9–14 (B)	1,500	1,500
ICICI Bank Ltd. (GTD by Wells Fargo Bank N.A.):
0.180%, 4–22–14 (B)	4,500	4,500
0.160%, 4–28–14 (B)	8,518	8,517
0.170%, 4–28–14 (B)	1,000	1,000
0.420%, 5–12–14 (B)	8,000	7,998
0.200%, 6–24–14 (B)	2,600	2,599
0.200%, 6–30–14 (B)	13,000	12,993
Illinois Tool Works, Inc.:
0.090%, 4–2–14 (B)	6,000	6,000
0.090%, 4–10–14 (B)	11,500	11,499
0.090%, 4–14–14 (B)	6,000	6,000
John Deere Financial, Inc. (GTD by John Deere Capital Corp.), 0.070%, 4–14–14 (B)	14,000	14,000
Kroger Co. (The), 0.190%, 4–1–14 (B)	3,675	3,675
Mondelez International, Inc., 0.160%, 4–1–14 (B)	3,675	3,675
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 0.150%, 4–30–14 (B)	5,400	5,399
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 0.190%, 4–30–14 (B)	6,000	5,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia):
0.170%, 4–30–14 (B)	15,000	14,998
0.210%, 6–13–14 (B)	4,000	3,998

Roche Holdings, Inc., 0.090%, 5–14–14 (B)	25,000	24,997
St. Jude Medical, Inc.:
0.190%, 4–25–14 (B)	15,400	15,398
0.160%, 5–2–14 (B)	1,000	1,000
0.190%, 5–5–14 (B)	3,000	2,999
0.240%, 7–14–14 (B)	4,600	4,597
0.250%, 8–25–14 (B)	6,000	5,994
Sysco Corp., 0.070%, 4–1–14 (B)	5,841	5,841
Target Corp., 0.060%, 4–4–14 (B)	26,000	26,000
Total Capital Canada Ltd. (GTD by Total S.A.), 0.080%, 4–3–14 (B)	8,000	8,000
USAA Capital Corp., 1.050%, 9–30–14 (B)	1,500	1,506
Wisconsin Electric Power Co.:
0.100%, 4–3–14 (B)	4,000	4,000
0.150%, 4–7–14 (B)	14,500	14,500
Wisconsin Gas LLC:
0.100%, 4–9–14 (B)	3,000	3,000
0.100%, 4–11–14 (B)	4,000	4,000

Total Commercial Paper – 40.6%		302,868

Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (A)	15,651	15,651

Total Master Note – 2.1%		15,651

Notes
American Honda Finance Corp.:
0.230%, 6–12–14 (A)	16,600	16,600
1.850%, 9–19–14	3,000	3,021
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.258%, 4–17–14 (A)	7,300	7,300
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.600%, 4–14–14 (A)	3,000	3,003
Banco del Estado de Chile:
0.360%, 4–24–14 (A)	10,000	10,000
0.380%, 6–21–14 (A)	4,000	4,000
Bank of Nova Scotia:
0.240%, 4–1–14 (A)	2,500	2,500
0.220%, 4–24–14 (A)	4,400	4,400
3.400%, 1–22–15	5,000	5,124
Baxter International, Inc., 0.410%, 6–11–14 (A)	6,400	6,407
BHP Billiton Finance (USA) Ltd., 1.000%, 2–24–15	2,000	2,012
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton Ltd.):
5.500%, 4–1–14	7,978	7,978
1.125%, 11–21–14	4,000	4,021
Caterpillar Financial Services Corp., 1.125%, 12–15–14	1,060	1,066
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 1.375%, 5–20–14	1,750	1,753
Danaher Corp., 1.300%, 6–23–14	6,335	6,350
General Electric Capital Corp.:
0.870%, 4–7–14 (A)	3,600	3,600
5.900%, 5–13–14	1,500	1,510

0.870%, 6–2–14 (A)	3,400	3,404
5.500%, 6–4–14	1,500	1,514
2.150%, 1–9–15	500	507
IBM International Group Capital LLC (GTD by International Business Machines Corp.), 0.530%, 5–26–14 (A)	1,500	1,500
John Deere Capital Corp., 0.330%, 4–8–14 (A)	900	900
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (A)	5,500	5,500
JPMorgan Chase & Co.:
0.320%, 4–22–14 (A)	1,650	1,650
4.650%, 6–1–14	7,000	7,048
0.350%, 6–9–14 (A)	4,750	4,750
JPMorgan Chase Bank N.A., 0.240%, 6–11–14 (A)	7,000	7,000
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.), 0.070%, 4–7–14 (A)	5,000	5,000
PACCAR Financial Corp., 0.490%, 6–5–14 (A)	5,330	5,332
Rabobank Nederland, 0.260%, 4–13–14 (A)	7,300	7,300
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (A)	5,000	5,000
Target Corp., 0.410%, 4–21–14 (A)	4,100	4,102
Toyota Motor Credit Corp.:
0.260%, 4–1–14 (A)	3,000	3,000
0.410%, 4–23–14 (A)	2,500	2,503
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.150%, 4–7–14 (A)	822	822
United Parcel Service, Inc., 3.875%, 4–1–14	1,000	1,000
Wells Fargo & Co.:
3.750%, 10–1–14	5,800	5,896
1.250%, 2–13–15	4,000	4,031
Wells Fargo Bank N.A.:
0.330%, 4–22–14 (A)	3,000	3,000
0.290%, 6–10–14 (A)	3,500	3,500
0.280%, 6–16–14 (A)	4,500	4,500

Total Notes – 24.0%		179,404

TOTAL CORPORATE OBLIGATIONS – 77.0%		$575,023
(Cost: $575,023)

MUNICIPAL OBLIGATIONS
California – 4.5%
CA GO Notes, Ser B-6 (Taxable), (GTD by Bank of America N.A.), 0.140%, 5–1–14	2,000	2,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.), 0.050%, 4–1–14 (A)	900	900
CA Hlth Fac Fin Auth, Var Rate Rev Bonds (Scripps Health), Ser 2008E, 0.060%, 4–7–14 (A)	5,300	5,300

CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.), 0.070%, 4–1–14 (A)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.), 0.060%, 4–1–14 (A)	4,314	4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.), 0.060%, 4–1–14 (A)	2,979	2,979
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government), 0.070%, 4–7–14 (A)	8,700	8,700
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government), 0.070%, 4–7–14 (A)	2,232	2,232
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.050%, 4–7–14 (A)	5,000	5,000

		33,325

Colorado – 1.3%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.080%, 4–7–14 (A)	4,200	4,200
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.), 0.080%, 4–7–14 (A)	3,110	3,110
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.), 0.070%, 4–7–14 (A)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.090%, 4–7–14 (A)	1,500	1,500
0.250%, 4–7–14 (A)	550	550

		9,610

Florida – 0.4%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.), 0.090%, 4–1–14 (A)	3,060	3,060

Georgia – 3.0%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.080%, 4–1–14 (A)	2,275	2,275
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.150%, 4–24–14	16,007	16,007
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable),

0.120%, 4–2–14	4,000	4,000

		22,282

Illinois – 0.2%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.060%, 4–7–14 (A)	640	640
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.070%, 4–1–14 (A)	1,000	1,000

		1,640

Iowa – 0.1%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.090%, 4–1–14 (A)	1,165	1,165

Louisiana – 1.1%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.080%, 4–1–14 (A)	3,941	3,941
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.070%, 4–7–14 (A)	2,350	2,350
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.070%, 4–1–14 (A)	1,600	1,600

		7,891

Maryland – 0.1%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 4–7–14 (A)	525	525

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.080%, 4–1–14 (A)	1,900	1,900

Mississippi – 3.5%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.070%, 4–1–14 (A)	13,537	13,537
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.070%, 4–1–14 (A)	4,820	4,820
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.070%, 4–1–14 (A)	4,332	4,332
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.070%, 4–1–14 (A)	3,300	3,300

		25,989

Missouri – 0.2%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.150%, 4–7–14 (A)	1,340	1,340

New Jersey – 0.4%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.050%, 4–7–14 (A)	3,200	3,200

New York – 3.0%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.060%, 4–7–14 (A)	2,000	2,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.060%, 4–7–14 (A)	1,800	1,800
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.080%, 4–7–14 (A)	900	900
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.080%, 4–7–14 (A)	14,600	14,600
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.080%, 4–7–14 (A)	3,000	3,000

		22,300

Oregon – 0.1%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.060%, 4–7–14 (A)	700	700

Texas – 1.5%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.080%, 4–1–14 (A)	2,250	2,250
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.080%, 4–1–14 (A)	9,220	9,220

		11,470

Wisconsin – 0.7%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.070%, 4–7–14 (A)	5,100	5,100

Wyoming – 0.3%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.070%, 4–1–14 (A)	2,381	2,381

TOTAL MUNICIPAL OBLIGATIONS – 20.6%		$153,878
(Cost: $153,878)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corp. (GTD by U.S. Government):
0.120%, 4–2–14 (A)	1,576	1,575
0.120%, 4–4–14 (A)	9,300	9,300
0.120%, 4–7–14 (A)	2,250	2,250
0.120%, 4–7–14 (A)	1,667	1,667
0.120%, 4–7–14 (A)	967	967
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government),
0.490%, 4–15–14 (A)	655	655

Total United States Government Agency Obligations – 2.2%		16,414

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 2.2%		$16,414
(Cost: $16,414)

TOTAL INVESTMENT SECURITIES – 99.8%		$745,315
(Cost: $745,315)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,102

NET ASSETS – 100.0%		$746,417

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets or the next demand date.

(B)	Rate shown is the yield to maturity at March 31, 2014.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$575,023	$—
Municipal Obligations	—	153,878	—
United States Government Agency Obligations	—	16,414	—
Total	$—	$745,315	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$745,315
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 5.3%
Liberty Property Trust	6	$211
Vornado Realty Trust	21	2,118

		2,329

Health Care Facilities – 0.6%
Brookdale Senior Living, Inc. (A)	8	255

Hotels, Resorts & Cruise Lines – 0.9%
Marriott International, Inc., Class A	7	381

Industrial REITs – 8.4%
DCT Industrial Trust, Inc.	98	768
EastGroup Properties, Inc.	9	587
ProLogis	57	2,332

		3,687

Office REITs – 16.9%
Alexandria Real Estate Equities, Inc.	9	646
BioMed Realty Trust, Inc.	24	490
Boston Properties, Inc.	20	2,268
Douglas Emmett, Inc.	26	703
Duke Realty Corp.	68	1,141
Kilroy Realty Corp.	13	785
SL Green Realty Corp.	14	1,378

		7,411

Residential REITs – 19.3%
American Campus Communities, Inc.	7	254
AvalonBay Communities, Inc.	17	2,205
Camden Property Trust	17	1,145
Equity Residential	27	1,537
Essex Property Trust, Inc.	10	1,761
Mid-America Apartment Communities, Inc.	13	895
UDR, Inc.	27	708

		8,505

Retail REITs – 24.0%
Acadia Realty Trust	26	686
DDR Corp.	39	644
Federal Realty Investment Trust	9	1,078
General Growth Properties, Inc.	54	1,181
Glimcher Realty Trust	35	346
Kimco Realty Corp.	54	1,173
Macerich Co. (The)	3	180
Retail Properties of America, Inc.	27	363
Simon Property Group, Inc.	25	4,122
Taubman Centers, Inc.	10	694
Weingarten Realty Investors	4	111

		10,578

Specialized REITs – 23.6%
CubeSmart	31	537
Extra Space Storage, Inc.	20	946
HCP, Inc.	22	838
Health Care REIT, Inc.	19	1,138
Host Hotels & Resorts, Inc.	81	1,638
LaSalle Hotel Properties	20	642
Pebblebrook Hotel Trust	6	209
Public Storage, Inc.	11	1,904
Sabra Health Care REIT, Inc.	8	209
Sunstone Hotel Investors, Inc.	46	636
Ventas, Inc.	28	1,717

		10,414

TOTAL COMMON STOCKS – 99.0%		$43,560
(Cost: $39,376)

SHORT-TERM SECURITIES	Principal
Master Note – 0.9%
Toyota Motor Credit Corp.,
0.099%, 4-2-14 (B)	$389	389

TOTAL SHORT-TERM SECURITIES – 0.9%		$389
(Cost: $389)

TOTAL INVESTMENT SECURITIES – 99.9%		$43,949
(Cost: $39,765)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		24

NET ASSETS – 100.0%		$43,973

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$43,560	$—	$—
Short-Term Securities	—	389	—
Total	$43,560	$389	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$39,765
Gross unrealized appreciation	4,962
Gross unrealized depreciation	(778)
Net unrealized appreciation	$4,184

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 10.3%
ACI Worldwide, Inc. (A)	270	$15,958
Aspen Technology, Inc. (A)	672	28,445
Qlik Technologies, Inc. (A)	231	6,150
Silver Spring Networks, Inc. (A)	552	9,599

		60,152

Biotechnology – 5.7%
bluebird bio, Inc. (A)	59	1,333
Evogene Ltd. (A)	145	2,753
Isis Pharmaceuticals, Inc. (A)	311	13,438
Vertex Pharmaceuticals, Inc. (A)	216	15,304

		32,828

Commodity Chemicals – 0.4%
BioAmber, Inc. (A)	206	2,361

Communications Equipment – 0.7%
Ruckus Wireless, Inc. (A)	328	3,993

Computer Hardware – 0.8%
Apple, Inc.	9	4,616

Computer Storage & Peripherals – 0.1%
Nimble Storage, Inc. (A)	12	440

Construction & Engineering – 1.9%
Abengoa S.A., Class B (B)	592	2,752
Abengoa S.A., Class B ADR (A)	372	8,644

		11,396

Consumer Electronics – 3.9%
Garmin Ltd.	159	8,775
Harman International Industries, Inc.	129	13,758

		22,533

Data Processing & Outsourced Services – 11.7%
Alliance Data Systems Corp. (A)	105	28,716
Euronet Worldwide, Inc. (A)	389	16,166
EVERTEC, Inc.	241	5,955
QIWI plc ADR	198	6,847
WNS (Holdings) Ltd. ADR (A)	589	10,595

		68,279

Electronic Components – 1.7%
Universal Display Corp. (A)	213	6,784
Vishay Intertechnology, Inc.	213	3,172

		9,956

Electronic Equipment & Instruments – 1.1%
FLIR Systems, Inc.	175	6,314

Fertilizers & Agricultural Chemicals – 2.1%
Marrone Bio Innovations, Inc. (A)	107	1,492
Monsanto Co.	97	11,059

		12,551

Health Care Equipment – 3.1%
Boston Scientific Corp. (A)	713	9,645
Cardiovascular Systems, Inc. (A)	65	2,060
Volcano Corp. (A)	325	6,398

		18,103

Health Care Services – 0.4%
Fleury S.A. (B)	278	2,344

Health Care Technology – 1.7%
Cerner Corp. (A)	182	10,232

Industrial Machinery – 4.1%
ESCO Technologies, Inc.	162	5,690
Pentair, Inc.	227	18,034

		23,724

Integrated Telecommunication Services – 1.3%
China Unicom Ltd. (B)	3,044	4,003
Windstream Corp.	418	3,445

		7,448

Internet Retail – 0.6%
Coupons.com, Inc. (A)	146	3,596

Internet Software & Services – 8.0%
21Vianet Group, Inc. ADR (A)	176	5,040
Endurance International Group Holdings, Inc. (A)	227	2,957
Facebook, Inc., Class A (A)	276	16,626
Gogo, Inc. (A)	277	5,681
Google, Inc., Class A (A)	15	16,718

		47,022

IT Consulting & Other Services – 7.2%
Acxiom Corp. (A)	618	21,249
EPAM Systems, Inc. (A)	153	5,040
iGATE Corp. (A)	459	14,471
Luxoft Holding, Inc., Class A (A)	34	1,196

		41,956

Managed Health Care – 3.0%
Odontoprev S.A. (B)	794	3,186
UnitedHealth Group, Inc.	177	14,496

		17,682

Office REITs – 0.7%
QTS Realty Trust, Inc., Class A	163	4,097

Pharmaceuticals – 1.6%
Teva Pharmaceutical Industries Ltd. ADR	183	9,643

Semiconductor Equipment – 1.2%
Nanometrics, Inc. (A)	154	2,766
Photronics, Inc. (A)	473	4,032

		6,798

Semiconductors – 23.1%
Advanced Micro Devices, Inc. (A)	817	3,277
Cree, Inc. (A)	494	27,946
Cypress Semiconductor Corp.	669	6,871
Dialog Semiconductor plc (A)(B)	234	5,783
Marvell Technology Group Ltd.	513	8,077
Micron Technology, Inc. (A)	2,059	48,708
Microsemi Corp. (A)	378	9,454
NXP Semiconductors N.V. (A)	192	11,292
Rambus, Inc. (A)	627	6,739
Samsung Electronics Co. Ltd. (B)	6	7,570

		135,717

Systems Software – 2.0%
Microsoft Corp.	281	11,526

TOTAL COMMON STOCKS – 98.4%		$575,307
(Cost: $362,744)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., Expires 5–9–17 (C)	201	429

TOTAL WARRANTS – 0.1%		$429
(Cost: $24)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.8%
Sysco Corp.,
0.070%, 4–1–14 (D)	$5,140	5,140

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.099%, 4–2–14 (E)	1,416	1,416

Municipal Obligations – Taxable – 0.6%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.070%, 4–1–14 (E)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 1.6%		$9,556
(Cost: $9,556)

TOTAL INVESTMENT SECURITIES – 100.1%		$585,292
(Cost: $372,324)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(323)

NET ASSETS – 100.0%		$584,969

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Rate shown is the yield to maturity at March 31, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$26,129	$—	$—
Financials	4,097	—	—
Health Care	90,832	—	—
Industrials	35,120	—	—
Information Technology	396,769	—	—
Materials	14,912	—	—
Telecommunication Services	7,448	—	—
Total Common Stocks	$575,307	$—	$—
Warrants	429	—	—
Short-Term Securities	—	9,556	—
Total	$575,736	$9,556	$—

There were no transfers between any levels during the period ended March 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$372,324
Gross unrealized appreciation	221,393
Gross unrealized depreciation	(8,425)
Net unrealized appreciation	$212,968

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.2%
Huntington Ingalls Industries, Inc.	168	$17,133

Apparel, Accessories & Luxury Goods – 2.0%
Under Armour, Inc., Class A (A)	94	10,780

Application Software – 5.7%
Synchronoss Technologies, Inc. (A)	321	11,009
Tyler Technologies, Inc. (A)	125	10,459
Ultimate Software Group, Inc. (The) (A)	63	8,693

		30,161

Auto Parts & Equipment – 2.7%
Amerigon, Inc. (A)	413	14,332

Automotive Retail – 3.7%
Asbury Automotive Group, Inc. (A)	107	5,936
Lithia Motors, Inc.	209	13,918

		19,854

Biotechnology – 2.4%
Aegerion Pharmaceuticals, Inc. (A)	130	6,010
KYTHERA Biopharmaceuticals, Inc. (A)	165	6,558

		12,568

Broadcasting – 1.1%
Entravision Communications Corp.	896	6,004

Building Products – 1.9%
Apogee Enterprises, Inc.	309	10,277

Communications Equipment – 6.4%
Aruba Networks, Inc. (A)	362	6,793
Finisar Corp. (A)	390	10,350
Ruckus Wireless, Inc. (A)	597	7,258
ShoreTel, Inc. (A)	1,134	9,751

		34,152

Computer & Electronics Retail – 1.2%
Conn’s, Inc. (A)	162	6,287

Consumer Electronics – 4.2%
Harman International Industries, Inc.	204	21,720

Consumer Finance – 1.5%
JGWPT Holdings, Inc., Class A (A)	421	7,696

Data Processing & Outsourced Services – 0.8%
EVERTEC, Inc.	164	4,039

Diversified Support Services – 4.1%
Portfolio Recovery Associates, Inc. (A)	374	21,642

Education Services – 0.1%
2U, Inc. (A)	37	505

Electronic Components – 0.9%
Universal Display Corp. (A)	153	4,892

Electronic Equipment & Instruments – 1.5%
OSI Systems, Inc. (A)	131	7,865

Electronic Manufacturing Services – 2.6%
IPG Photonics Corp. (A)	194	13,797

Footwear – 1.1%
Skechers USA, Inc. (A)	163	5,945

Health Care Equipment – 5.4%
Cyberonics, Inc. (A)	173	11,277
DexCom, Inc. (A)	207	8,575
Heartware International, Inc. (A)	56	5,267
Novadaq Technologies, Inc. (A)	157	3,487

		28,606

Health Care Facilities – 4.1%
Acadia Healthcare Co., Inc. (A)	124	5,601
Hanger Orthopedic Group, Inc. (A)	289	9,738
Surgical Care Affiliates, Inc. (A)	212	6,516

		21,855

Health Care Services – 1.7%
Air Methods Corp.	172	9,216

Health Care Supplies – 4.3%
Align Technology, Inc. (A)	156	8,067
Spectranetics Corp. (The) (A)	278	8,423
Vascular Solutions, Inc. (A)	243	6,367

		22,857

Human Resource & Employment Services – 1.7%
WageWorks, Inc. (A)	162	9,097

Industrial Machinery – 4.9%
Barnes Group, Inc.	178	6,836
Chart Industries, Inc. (A)	25	2,005
Proto Labs, Inc. (A)	142	9,587
Rexnord Corp. (A)	245	7,095

		25,523

Internet Software & Services – 5.5%
Demandware, Inc. (A)	192	12,310
Gogo, Inc. (A)	200	4,117
OpenTable, Inc. (A)	81	6,194
Textura Corp. (A)	264	6,650

		29,271

Leisure Facilities – 0.5%
Intrawest Resorts Holdings, Inc. (A)	211	2,752

Leisure Products – 1.0%
Arctic Cat, Inc.	109	5,230

Oil & Gas Equipment & Services – 2.7%
Core Laboratories N.V.	27	5,417
Dril-Quip, Inc. (A)	81	9,047

		14,464

Oil & Gas Storage & Transportation – 3.0%
Targa Resources Corp.	158	15,676

Pharmaceuticals – 6.7%
Akorn, Inc. (A)	400	8,793
Aratana Therapeutics, Inc. (A)	166	3,085
Revance Therapeutics, Inc. (A)	207	6,532
Salix Pharmaceuticals Ltd. (A)	162	16,739

		35,149

Regional Banks – 2.3%
Texas Capital Bancshares, Inc. (A)	101	6,530
UMB Financial Corp.	94	6,107

		12,637

Restaurants – 1.0%
Krispy Kreme Doughnuts, Inc. (A)	298	5,289

Semiconductors – 1.2%
Canadian Solar, Inc. (A)	205	6,580

Specialized Consumer Services – 1.6%
LifeLock, Inc. (A)	490	8,385

Systems Software – 1.6%
Infolox, Inc. (A)	412	8,264

Trucking – 2.2%
Swift Transportation Co. (A)	468	11,577

TOTAL COMMON STOCKS – 98.5%		$522,077
(Cost: $384,566)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
Roche Holdings, Inc.,
0.070%, 4-28-14 (B)	$5,000	5,000

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.099%, 4-2-14 (C)	1,514	1,514

TOTAL SHORT-TERM SECURITIES – 1.2%		$6,514
(Cost: $6,514)

TOTAL INVESTMENT SECURITIES – 99.7%		$528,591
(Cost: $391,080)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,805

NET ASSETS – 100.0%		$530,396

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$522,077	$—	$—
Short-Term Securities	—	6,514	—
Total	$522,077	$6,514	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$391,080
Gross unrealized appreciation	150,596
Gross unrealized depreciation	(13,085)
Net unrealized appreciation	$137,511

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.4%
Triumph Group, Inc.	61	$3,959

Apparel Retail – 3.0%
AnnTaylor Stores Corp. (A)	82	3,393
Express, Inc. (A)	101	1,598
Stage Stores, Inc.	151	3,687

		8,678

Application Software – 0.8%
Synchronoss Technologies, Inc. (A)	72	2,455

Auto Parts & Equipment – 4.6%
Dana Holding Corp.	331	7,704
Visteon Corp. (A)	65	5,749

		13,453

Broadcasting – 0.1%
Entercom Communications Corp. (A)	35	355

Building Products – 4.1%
Armstrong World Industries, Inc. (A)	131	6,965
Continental Building Products, Inc. (A)	123	2,317
NCI Building Systems, Inc. (A)	157	2,736

		12,018

Casinos & Gaming – 1.9%
Pinnacle Entertainment, Inc. (A)	231	5,475

Construction & Engineering – 1.5%
Foster Wheeler Ltd. (A)	138	4,464

Construction & Farm Machinery & Heavy Trucks – 3.2%
Manitowoc Co., Inc. (The)	123	3,868
Terex Corp.	97	4,306
Titan International, Inc.	69	1,307

		9,481

Consumer Finance – 1.1%
JGWPT Holdings, Inc., Class A (A)	182	3,314

Data Processing & Outsourced Services – 1.8%
CoreLogic, Inc. (A)	70	2,112
EVERTEC, Inc.	128	3,169

		5,281

Electric Utilities – 0.5%
Great Plains Energy, Inc.	55	1,487

Forest Products – 1.2%
Boise Cascade Co. (A)	127	3,632

Gas Utilities – 1.5%
Southwest Gas Corp.	79	4,219

Health Care Facilities – 4.6%
Community Health Systems, Inc. (A)	79	3,091
HealthSouth Corp.	118	4,243
LifePoint Hospitals, Inc. (A)	113	6,180

		13,514

Homebuilding – 0.7%
M.D.C. Holdings, Inc.	70	1,968

Life & Health Insurance – 3.1%
American Equity Investment Life Holding Co.	191	4,516
Fidelity & Guaranty Life	190	4,475

		8,991

Marine – 1.6%
Matson, Inc.	193	4,776

Metal & Glass Containers – 1.1%
Owens-Illinois, Inc. (A)	94	3,170

Movies & Entertainment – 3.7%
Carmike Cinemas, Inc. (A)	248	7,399
Cinemark Holdings, Inc.	120	3,467

		10,866

Office REITs – 2.8%
Corporate Office Properties Trust	164	4,374
Lexington Corp. Properties Trust	338	3,688

		8,062

Oil & Gas Equipment & Services – 4.1%
Basic Energy Services, Inc. (A)	158	4,324
GulfMark Offshore, Inc.	53	2,377
Key Energy Services, Inc. (A)	361	3,336
McDermott International, Inc. (A)	270	2,107

		12,144

Oil & Gas Exploration & Production – 0.6%
RSP Permian, Inc. (A)	56	1,615

Oil & Gas Refining & Marketing – 1.3%
Western Refining, Inc.	97	3,748

Oil & Gas Storage & Transportation – 3.8%
Atlas Energy L.P.	96	4,132
Atlas Pipeline Partners L.P.	217	6,964

		11,096

Property & Casualty Insurance – 1.8%
Argo Group International Holdings Ltd.	112	5,137

Real Estate Operating Companies – 1.5%
Forest City Enterprises, Inc., Class A (A)	226	4,324

Regional Banks – 8.8%
First Horizon National Corp.	407	5,025
Synovus Financial Corp.	1,048	3,551
Texas Capital Bancshares, Inc. (A)	78	5,052
Webster Financial Corp.	113	3,519
Western Alliance Bancorporation (A)	225	5,531
Zions Bancorporation	105	3,241

		25,919

Reinsurance – 5.0%
Endurance Specialty Holdings Ltd.	93	5,028
Maiden Holdings Ltd.	311	3,886
Reinsurance Group of America, Inc.	71	5,622

		14,536

Semiconductor Equipment – 2.7%
Teradyne, Inc.	392	7,799

Semiconductors – 2.9%
Freescale Semiconductor, Inc. (A)	192	4,679
Spansion, Inc. (A)	208	3,623

		8,302

Specialized REITs – 1.2%
Strategic Hotels & Resorts, Inc. (A)	357	3,637

Specialty Chemicals – 3.3%
Cytec Industries, Inc.	44	4,285
Kraton Performance Polymers, Inc. (A)	198	5,164

		9,449

Steel – 2.1%
SunCoke Energy Partners L.P.	213	6,216

Technology Distributors – 1.5%
Insight Enterprises, Inc. (A)	179	4,495

Trucking – 6.3%
Con-way, Inc.	109	4,457
Marten Transport Ltd.	278	5,977
Saia, Inc. (A)	204	7,812

		18,246

TOTAL COMMON STOCKS – 91.2%		$266,281
(Cost: $215,073)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.2%
THL Credit, Inc.	249	$3,440

TOTAL INVESTMENT FUNDS – 1.2%		$3,440
(Cost: $3,255)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 5.8%
BMW U.S. Capital LLC (GTD BMW AG), 0.080%, 4–9–14 (B)	$3,000	3,000
Enbridge, Inc., 0.250%, 4–1–14 (B)	7,000	7,000
Sysco Corp., 0.070%, 4–1–14 (B)	6,878	6,878

		16,878

Master Note – 0.9%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (C)	2,550	2,550

Municipal Obligations – Taxable – 0.9%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp. of Columbus), Ser 1996A (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (C)	1,430	1,430
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.), 0.080%, 4–7–14 (C)	1,283	1,283

		2,713

TOTAL SHORT-TERM SECURITIES – 7.6%		$22,141
(Cost: $22,141)

TOTAL INVESTMENT SECURITIES – 100.0%		$291,862
(Cost: $240,469)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		6

NET ASSETS – 100.0%		$291,868

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$266,281	$—	$—
Investment Funds	3,440	—	—
Short-Term Securities	—	22,141	—
Total	$269,721	$22,141	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$240,469
Gross unrealized appreciation	54,499
Gross unrealized depreciation	(3,106)
Net unrealized appreciation	$51,393

SCHEDULE OF INVESTMENTS Value (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.9%
Triumph Group, Inc.	51	$3,306

Apparel Retail – 0.1%
Limited Brands, Inc.	6	324

Biotechnology – 1.9%
Amgen, Inc.	55	6,759

Cable & Satellite – 6.5%
Comcast Corp., Class A	186	9,294
Time Warner Cable, Inc.	101	13,868

		23,162

Computer Storage & Peripherals – 7.2%
SanDisk Corp.	94	7,608
Western Digital Corp.	192	17,629

		25,237

Department Stores – 2.6%
J. C. Penney Co., Inc. (A)	169	1,459
Macy’s, Inc. (B)	126	7,494

		8,953

Diversified Banks – 3.6%
Wells Fargo & Co.	253	12,559

Diversified Chemicals – 3.2%
Dow Chemical Co. (The)	229	11,147

Drug Retail – 2.9%
CVS Caremark Corp.	136	10,166

Electronic Equipment & Instruments – 4.0%
Xerox Corp.	1,250	14,128

General Merchandise Stores – 2.2%
Target Corp.	126	7,624

Health Care Distributors – 2.1%
McKesson Corp.	41	7,257

Health Care Facilities – 2.2%
HCA Holdings, Inc. (A)	148	7,770

Home Improvement Retail – 1.3%
Lowe’s Co., Inc.	90	4,401

Industrial Machinery – 1.9%
Parker Hannifin Corp.	55	6,585

Integrated Oil & Gas – 2.8%
Occidental Petroleum Corp.	103	9,796

Investment Banking & Brokerage – 2.6%
Goldman Sachs Group, Inc. (The)	56	9,110

Life & Health Insurance – 2.4%
MetLife, Inc.	161	8,517

Managed Health Care – 2.8%
Aetna, Inc.	129	9,649

Oil & Gas Refining & Marketing – 4.0%
Marathon Petroleum Corp. (B)	90	7,816
Phillips 66 (B)	80	6,188

		14,004

Oil & Gas Storage & Transportation – 10.2%
Access Midstream Partners L.P.	36	2,060
Atlas Energy L.P.	246	10,605
Atlas Pipeline Partners L.P.	334	10,716
MarkWest Energy Partners L.P.	74	4,853
Regency Energy Partners L.P.	279	7,594

		35,828

Other Diversified Financial Services – 8.8%
Citigroup, Inc.	323	15,375
JPMorgan Chase & Co.	251	15,232

		30,607

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	167	8,808

Property & Casualty Insurance – 2.7%
ACE Ltd.	96	9,510

Regional Banks – 2.6%
PNC Financial Services Group, Inc. (The)	105	9,109

Reinsurance – 1.5%
Reinsurance Group of America, Inc. (B)	68	5,391

Soft Drinks – 2.0%
Coca-Cola Enterprises, Inc.	143	6,849

Specialty Chemicals – 3.7%
LyondellBasell Industries N.V., Class A	148	13,180

Tobacco – 3.1%
Philip Morris International, Inc.	133	10,913

TOTAL COMMON STOCKS – 94.3%		$330,649
(Cost: $264,316)

SHORT– TERM SECURITIES	Principal

Commercial Paper – 5.0%
BMW U.S. Capital LLC (GTD BMW AG), 0.080%, 4–9–14 (C)	$2,000	2,000
Illinois Tool Works, Inc., 0.090%, 4–2–14 (C)	3,500	3,500
Sysco Corp., 0.070%, 4–1–14 (C)	12,166	12,166

		17,666

Master Note – 0.8%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (D)	2,771	2,771

TOTAL SHORT-TERM SECURITIES – 5.8%		$20,437
(Cost: $20,437)

TOTAL INVESTMENT SECURITIES – 100.1%		$351,086
(Cost: $284,753)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(512)

NET ASSETS – 100.0%		$350,574

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at March 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Limited Brands, Inc.	N/A	Put	239	May 2014	$54.00	$71	$(19)
	N/A	Put	239	May 2014	56.50	80	(39)
	N/A	Put	239	May 2014	59.00	83	(74)
Macy’s, Inc.	N/A	Call	209	May 2014	55.00	80	(105)
Marathon Petroleum Corp.	N/A	Call	134	April 2014	77.50	153	(139)
	N/A	Call	266	April 2014	80.00	350	(206)
	N/A	Call	267	April 2014	82.50	307	(140)
Philip Morris International, Inc.	N/A	Put	128	June 2014	80.00	54	(18)
Phillips 66	N/A	Call	270	May 2014	72.50	203	(153)
	N/A	Call	270	May 2014	75.00	155	(103)
Reinsurance Group of America, Inc.	N/A	Call	362	April 2014	80.00	14	(32)
Teva Pharmaceutical Industries Ltd. ADR	N/A	Put	438	May 2014	45.00	22	(8)
						$1,572	$(1,036)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$330,649	$—	$—
Short-Term Securities	—	20,437	—
Total	$330,649	$20,437	$—
Liabilities
Written Options	$501	$535	$—

During the period of March 31, 2014, securities totaling $208 were transferred from Level 1 to Level 2 due to the decreased availability of observable market data due to decreased market activity or information for these securities. Securities totaling $74 were transferred from Level 2 to Level 1 due to the increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$284,753
Gross unrealized appreciation	70,293
Gross unrealized depreciation	(3,960)
Net unrealized appreciation	$66,333

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2014